Vanguard Short-Term Bond Index Fund

Schedule of Investments (unaudited)
As of September 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (66.8%)
U.S. Government Securities (64.4%)
United States Treasury Note/Bond	8.750%	5/15/20	65,535	68,300
United States Treasury Note/Bond	1.500%	7/15/20	5	5
United States Treasury Note/Bond	8.750%	8/15/20	250	265
United States Treasury Note/Bond	1.375%	8/31/20	75,480	75,161
United States Treasury Note/Bond	2.125%	8/31/20	28,973	29,045
United States Treasury Note/Bond	2.625%	8/31/20	126,437	127,326
United States Treasury Note/Bond	1.375%	9/15/20	82,790	82,480
United States Treasury Note/Bond	1.375%	9/30/20	36,242	36,083
United States Treasury Note/Bond	1.625%	10/15/20	141,901	141,613
United States Treasury Note/Bond	1.375%	10/31/20	505,156	502,711
United States Treasury Note/Bond	1.750%	10/31/20	103,820	103,756
United States Treasury Note/Bond	2.875%	10/31/20	210,283	212,649
United States Treasury Note/Bond	1.750%	11/15/20	220,074	219,903
United States Treasury Note/Bond	2.625%	11/15/20	2,555	2,577
United States Treasury Note/Bond	1.625%	11/30/20	411,840	411,004
United States Treasury Note/Bond	2.000%	11/30/20	8,760	8,779
United States Treasury Note/Bond	2.750%	11/30/20	132,852	134,284
United States Treasury Note/Bond	1.875%	12/15/20	325,425	325,679
United States Treasury Note/Bond	1.750%	12/31/20	132,569	132,487
United States Treasury Note/Bond	2.375%	12/31/20	5,070	5,106
United States Treasury Note/Bond	2.500%	12/31/20	181,360	182,917
United States Treasury Note/Bond	2.000%	1/15/21	454,286	455,494
United States Treasury Note/Bond	1.375%	1/31/21	85,899	85,443
United States Treasury Note/Bond	2.125%	1/31/21	7,250	7,283
United States Treasury Note/Bond	2.500%	1/31/21	160,232	161,735
United States Treasury Note/Bond	2.250%	2/15/21	126,197	127,025
United States Treasury Note/Bond	3.625%	2/15/21	25,493	26,134
United States Treasury Note/Bond	7.875%	2/15/21	250	271
United States Treasury Note/Bond	1.125%	2/28/21	354,402	351,301
United States Treasury Note/Bond	2.000%	2/28/21	75,350	75,609
United States Treasury Note/Bond	2.500%	2/28/21	195,096	197,107
United States Treasury Note/Bond	2.375%	3/15/21	198,759	200,530
United States Treasury Note/Bond	1.250%	3/31/21	1,084,136	1,076,178
United States Treasury Note/Bond	2.250%	3/31/21	166,928	168,153
United States Treasury Note/Bond	2.375%	4/15/21	54,041	54,556
United States Treasury Note/Bond	1.375%	4/30/21	168,407	167,486
United States Treasury Note/Bond	2.250%	4/30/21	218,231	219,970
United States Treasury Note/Bond	2.625%	5/15/21	261,914	265,680
United States Treasury Note/Bond	3.125%	5/15/21	1,380	1,410
United States Treasury Note/Bond	8.125%	5/15/21	190	209
United States Treasury Note/Bond	1.375%	5/31/21	514,165	511,275
United States Treasury Note/Bond	2.000%	5/31/21	783	787
United States Treasury Note/Bond	2.125%	5/31/21	190,108	191,386
United States Treasury Note/Bond	2.625%	6/15/21	196,577	199,587
United States Treasury Note/Bond	1.125%	6/30/21	367,817	364,139
United States Treasury Note/Bond	1.625%	6/30/21	201,817	201,565
United States Treasury Note/Bond	2.125%	6/30/21	1,150	1,158
United States Treasury Note/Bond	2.625%	7/15/21	75,555	76,783
United States Treasury Note/Bond	1.125%	7/31/21	88,255	87,372

United States Treasury Note/Bond	1.750%	7/31/21	244,955	245,300
United States Treasury Note/Bond	2.250%	7/31/21	1,350	1,363
United States Treasury Note/Bond	2.125%	8/15/21	120,173	121,131
United States Treasury Note/Bond	2.750%	8/15/21	165,710	168,946
United States Treasury Note/Bond	1.125%	8/31/21	613,413	607,180
United States Treasury Note/Bond	1.500%	8/31/21	75,605	75,380
United States Treasury Note/Bond	2.000%	8/31/21	33,289	33,492
United States Treasury Note/Bond	2.750%	9/15/21	113,762	116,179
United States Treasury Note/Bond	1.125%	9/30/21	548,868	543,209
United States Treasury Note/Bond	1.500%	9/30/21	142,270	141,914
United States Treasury Note/Bond	2.125%	9/30/21	31,400	31,684
United States Treasury Note/Bond	2.875%	10/15/21	181,199	185,617
United States Treasury Note/Bond	1.250%	10/31/21	870,336	863,269
United States Treasury Note/Bond	2.000%	10/31/21	18,630	18,758
United States Treasury Note/Bond	2.000%	11/15/21	21,575	21,737
United States Treasury Note/Bond	2.875%	11/15/21	210,417	215,776
United States Treasury Note/Bond	1.750%	11/30/21	306,779	307,451
United States Treasury Note/Bond	1.875%	11/30/21	1,069	1,074
United States Treasury Note/Bond	2.625%	12/15/21	200,180	204,590
United States Treasury Note/Bond	2.000%	12/31/21	214,378	216,119
United States Treasury Note/Bond	2.125%	12/31/21	1,450	1,466
United States Treasury Note/Bond	2.500%	1/15/22	248,720	253,540
United States Treasury Note/Bond	1.500%	1/31/22	69,500	69,305
United States Treasury Note/Bond	1.875%	1/31/22	479,320	482,014
United States Treasury Note/Bond	2.000%	2/15/22	161,663	163,154
United States Treasury Note/Bond	2.500%	2/15/22	190,407	194,246
United States Treasury Note/Bond	1.750%	2/28/22	151,961	152,435
United States Treasury Note/Bond	1.875%	2/28/22	79,660	80,133
United States Treasury Note/Bond	2.375%	3/15/22	177,562	180,946
United States Treasury Note/Bond	1.750%	3/31/22	229,242	230,102
United States Treasury Note/Bond	1.875%	3/31/22	394,170	396,882
United States Treasury Note/Bond	2.250%	4/15/22	181,635	184,472
United States Treasury Note/Bond	1.750%	4/30/22	359,134	360,481
United States Treasury Note/Bond	1.875%	4/30/22	160,194	161,271
United States Treasury Note/Bond	1.750%	5/15/22	217,660	218,544
United States Treasury Note/Bond	2.125%	5/15/22	260,496	263,914
United States Treasury Note/Bond	1.750%	5/31/22	314,855	316,086
United States Treasury Note/Bond	1.750%	6/15/22	150,771	151,454
United States Treasury Note/Bond	1.750%	6/30/22	69,830	70,146
United States Treasury Note/Bond	2.125%	6/30/22	54,730	55,534
United States Treasury Note/Bond	1.750%	7/15/22	96,605	96,997
United States Treasury Note/Bond	1.875%	7/31/22	229,394	231,151
United States Treasury Note/Bond	2.000%	7/31/22	187,520	189,688
United States Treasury Note/Bond	1.500%	8/15/22	217,455	216,979
United States Treasury Note/Bond	1.625%	8/15/22	116,447	116,611
United States Treasury Note/Bond	1.625%	8/31/22	475,501	476,019
United States Treasury Note/Bond	1.875%	8/31/22	228,867	230,799
United States Treasury Note/Bond	1.500%	9/15/22	288,965	288,468
United States Treasury Note/Bond	1.750%	9/30/22	86,085	86,515
United States Treasury Note/Bond	1.875%	9/30/22	193,712	195,438
United States Treasury Note/Bond	1.875%	10/31/22	915	923
United States Treasury Note/Bond	2.000%	10/31/22	172,285	174,439
United States Treasury Note/Bond	1.625%	11/15/22	161,143	161,394
United States Treasury Note/Bond	2.000%	11/30/22	435,660	441,241
United States Treasury Note/Bond	2.125%	12/31/22	423,977	431,265
United States Treasury Note/Bond	1.750%	1/31/23	29,330	29,490
United States Treasury Note/Bond	2.375%	1/31/23	454,278	465,848

United States Treasury Note/Bond	2.000%	2/15/23	25,000	25,344
United States Treasury Note/Bond	1.500%	2/28/23	366,606	365,689
United States Treasury Note/Bond	2.625%	2/28/23	478,013	494,519
United States Treasury Note/Bond	1.500%	3/31/23	166,205	165,841
United States Treasury Note/Bond	2.500%	3/31/23	346,875	357,822
United States Treasury Note/Bond	1.625%	4/30/23	69,135	69,243
United States Treasury Note/Bond	2.750%	4/30/23	25,990	27,046
United States Treasury Note/Bond	1.750%	5/15/23	382,650	384,923
United States Treasury Note/Bond	1.625%	5/31/23	210,100	210,560
United States Treasury Note/Bond	2.750%	5/31/23	208,123	216,773
United States Treasury Note/Bond	1.375%	6/30/23	80,000	79,425
United States Treasury Note/Bond	2.625%	6/30/23	333,752	346,475
United States Treasury Note/Bond	1.250%	7/31/23	103,985	102,734
United States Treasury Note/Bond	2.750%	7/31/23	112,085	116,971
United States Treasury Note/Bond	2.500%	8/15/23	377,400	390,549
United States Treasury Note/Bond	1.375%	8/31/23	199,880	198,443
United States Treasury Note/Bond	2.750%	8/31/23	244,140	255,051
United States Treasury Note/Bond	1.375%	9/30/23	108,075	107,298
United States Treasury Note/Bond	2.875%	9/30/23	411,764	432,546
United States Treasury Note/Bond	2.875%	10/31/23	145,867	153,366
United States Treasury Note/Bond	2.750%	11/15/23	465,537	487,287
United States Treasury Note/Bond	2.125%	11/30/23	215,360	220,139
United States Treasury Note/Bond	2.875%	11/30/23	117,469	123,636
United States Treasury Note/Bond	2.250%	12/31/23	38,392	39,466
United States Treasury Note/Bond	2.625%	12/31/23	167,648	174,904
United States Treasury Note/Bond	2.250%	1/31/24	144,680	148,795
United States Treasury Note/Bond	2.500%	1/31/24	319,655	332,041
United States Treasury Note/Bond	2.750%	2/15/24	274,077	287,695
United States Treasury Note/Bond	2.125%	2/29/24	298,995	306,096
United States Treasury Note/Bond	2.375%	2/29/24	378,228	391,349
United States Treasury Note/Bond	2.125%	3/31/24	518,754	531,401
United States Treasury Note/Bond	2.000%	4/30/24	80,635	82,185
United States Treasury Note/Bond	2.250%	4/30/24	318,585	328,241
United States Treasury Note/Bond	2.500%	5/15/24	417,809	435,110
United States Treasury Note/Bond	2.000%	5/31/24	468,278	477,789
United States Treasury Note/Bond	1.750%	6/30/24	163,738	165,145
United States Treasury Note/Bond	2.000%	6/30/24	342,460	349,148
United States Treasury Note/Bond	1.750%	7/31/24	237,309	239,459
United States Treasury Note/Bond	2.125%	7/31/24	187,650	192,488
United States Treasury Note/Bond	2.375%	8/15/24	402,658	417,758
United States Treasury Note/Bond	1.250%	8/31/24	215,108	212,150
United States Treasury Note/Bond	1.500%	9/30/24	371,130	370,317
United States Treasury Note/Bond	2.125%	9/30/24	100,000	102,641
United States Treasury Note/Bond	2.250%	10/31/24	68,480	70,727
				31,003,900
Agency Bonds and Notes (2.4%)
1 AID-Iraq	2.149%	1/18/22	9,755	9,832
1 AID-Israel	5.500%	9/18/23	4,300	4,924
1 AID-Israel	5.500%	12/4/23	8,000	9,214
1 AID-Israel	5.500%	4/26/24	12,058	14,048
1 AID-Jordan	2.503%	10/30/20	7,250	7,300
1 AID-Jordan	2.578%	6/30/22	3,200	3,282
1 AID-Tunisia	2.452%	7/24/21	2,175	2,206
1 AID-Tunisia	1.416%	8/5/21	4,885	4,832
1 AID-Ukraine	1.471%	9/29/21	10,305	10,254
Federal Farm Credit Banks	1.680%	10/13/20	7,650	7,637
Federal Farm Credit Banks	2.550%	3/11/21	11,275	11,402

Federal Farm Credit Banks	2.230%	4/5/21	11,000	11,077
Federal Farm Credit Banks	3.050%	11/15/21	5,175	5,324
Federal Farm Credit Banks	2.600%	1/18/22	5,000	5,105
Federal Farm Credit Banks	1.770%	6/26/23	4,600	4,624
Federal Farm Credit Banks	3.500%	12/20/23	4,250	4,579
Federal Home Loan Banks	2.625%	10/1/20	45,000	45,343
Federal Home Loan Banks	5.250%	12/11/20	3,400	3,539
Federal Home Loan Banks	1.375%	2/18/21	18,000	17,906
Federal Home Loan Banks	5.625%	6/11/21	13,465	14,344
Federal Home Loan Banks	1.875%	7/7/21	27,090	27,178
Federal Home Loan Banks	1.125%	7/14/21	12,550	12,426
Federal Home Loan Banks	3.000%	10/12/21	50,000	51,312
Federal Home Loan Banks	1.875%	11/29/21	52,600	52,839
Federal Home Loan Banks	2.125%	6/10/22	5,650	5,726
Federal Home Loan Banks	2.125%	3/10/23	8,950	9,099
Federal Home Loan Banks	2.500%	2/13/24	34,710	36,044
Federal Home Loan Banks	2.875%	6/14/24	20,000	21,155
Federal Home Loan Banks	1.500%	8/15/24	9,970	9,921
Federal Home Loan Banks	5.375%	8/15/24	100	118
Federal Home Loan Banks	2.875%	9/13/24	20,000	21,193
2 Federal Home Loan Mortgage Corp.	1.875%	11/17/20	35,320	35,333
2 Federal Home Loan Mortgage Corp.	2.375%	2/16/21	35,000	35,292
2 Federal Home Loan Mortgage Corp.	1.125%	8/12/21	19,000	18,804
2 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	83,405	84,735
2 Federal Home Loan Mortgage Corp.	2.750%	6/19/23	20,000	20,808
2 Federal National Mortgage Assn.	2.875%	10/30/20	16,679	16,860
2 Federal National Mortgage Assn.	1.500%	11/30/20	27,880	27,770
2 Federal National Mortgage Assn.	1.875%	12/28/20	28,850	28,884
2 Federal National Mortgage Assn.	1.375%	2/26/21	21,400	21,287
2 Federal National Mortgage Assn.	2.500%	4/13/21	20,000	20,224
2 Federal National Mortgage Assn.	1.250%	5/6/21	250	248
2 Federal National Mortgage Assn.	2.750%	6/22/21	8,906	9,065
2 Federal National Mortgage Assn.	1.250%	8/17/21	26,975	26,758
2 Federal National Mortgage Assn.	1.375%	10/7/21	40,100	39,859
2 Federal National Mortgage Assn.	2.000%	1/5/22	36,720	36,996
2 Federal National Mortgage Assn.	2.625%	1/11/22	10,798	11,030
2 Federal National Mortgage Assn.	1.875%	4/5/22	1,070	1,077
2 Federal National Mortgage Assn.	2.250%	4/12/22	28,571	29,016
2 Federal National Mortgage Assn.	1.375%	9/6/22	10,875	10,805
2 Federal National Mortgage Assn.	2.000%	10/5/22	26,250	26,550
2 Federal National Mortgage Assn.	2.375%	1/19/23	19,149	19,608
2 Federal National Mortgage Assn.	2.875%	9/12/23	4,590	4,812
2 Federal National Mortgage Assn.	2.500%	2/5/24	14,133	14,673
2 Federal National Mortgage Assn.	1.750%	7/2/24	15,414	15,522
2 Federal National Mortgage Assn.	2.625%	9/6/24	83,865	87,942
Private Export Funding Corp.	4.300%	12/15/21	9,940	10,488
Private Export Funding Corp.	2.800%	5/15/22	3,725	3,829
Private Export Funding Corp.	2.050%	11/15/22	10,276	10,386
Private Export Funding Corp.	3.550%	1/15/24	3,500	3,760
Private Export Funding Corp.	2.450%	7/15/24	3,350	3,455
Resolution Funding Corp.	8.625%	1/15/21	850	924
Tennessee Valley Authority	3.875%	2/15/21	6,100	6,270
Tennessee Valley Authority	1.875%	8/15/22	8,175	8,215
Tennessee Valley Authority	2.875%	9/15/24	7,875	8,299
				1,143,367
Total U.S. Government and Agency Obligations (Cost $31,722,393)				32,147,267

Corporate Bonds (25.8%)
Finance (10.8%)
Banking (8.7%)
American Express Co.	2.200%	10/30/20	8,440	8,441
American Express Co.	3.000%	2/22/21	6,200	6,278
American Express Co.	3.375%	5/17/21	11,717	11,941
American Express Co.	3.700%	11/5/21	9,250	9,555
American Express Co.	2.750%	5/20/22	2,700	2,741
American Express Co.	2.500%	8/1/22	7,111	7,184
American Express Co.	2.650%	12/2/22	5,048	5,125
American Express Co.	3.400%	2/27/23	7,653	7,942
American Express Co.	3.700%	8/3/23	5,825	6,134
American Express Co.	3.400%	2/22/24	10,000	10,464
American Express Co.	2.500%	7/30/24	6,000	6,044
American Express Credit Corp.	2.600%	9/14/20	27	27
American Express Credit Corp.	2.250%	5/5/21	16,674	16,712
American Express Credit Corp.	2.700%	3/3/22	13,267	13,483
Associated Bank NA	3.500%	8/13/21	3,000	3,055
Australia & New Zealand Banking Group Ltd.	2.250%	11/9/20	10,500	10,528
Australia & New Zealand Banking Group Ltd.	2.700%	11/16/20	4,375	4,405
Australia & New Zealand Banking Group Ltd.	2.300%	6/1/21	6,175	6,192
Australia & New Zealand Banking Group Ltd.	2.550%	11/23/21	6,050	6,106
Australia & New Zealand Banking Group Ltd.	2.625%	5/19/22	2,290	2,324
Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	9,085	9,241
Banco Bilbao Vizcaya Argentaria SA	3.000%	10/20/20	6,500	6,544
Banco Santander SA	3.500%	4/11/22	3,243	3,327
Banco Santander SA	3.125%	2/23/23	6,075	6,179
Banco Santander SA	3.848%	4/12/23	9,530	9,910
Banco Santander SA	2.706%	6/27/24	3,000	3,033
Bancolombia SA	5.950%	6/3/21	6,575	6,914
Bank of America Corp.	2.625%	10/19/20	14,430	14,522
Bank of America Corp.	2.151%	11/9/20	3,250	3,250
Bank of America Corp.	2.625%	4/19/21	15,398	15,538
Bank of America Corp.	5.000%	5/13/21	75	78
3 Bank of America Corp.	2.369%	7/21/21	8,973	8,987
3 Bank of America Corp.	2.328%	10/1/21	17,625	17,641
3 Bank of America Corp.	2.738%	1/23/22	4,990	5,024
3 Bank of America Corp.	3.499%	5/17/22	19,098	19,465
Bank of America Corp.	2.503%	10/21/22	22,004	22,157
Bank of America Corp.	3.300%	1/11/23	32,477	33,549
3 Bank of America Corp.	3.124%	1/20/23	14,611	14,874
3 Bank of America Corp.	2.881%	4/24/23	16,075	16,295
3 Bank of America Corp.	2.816%	7/21/23	18,320	18,552
Bank of America Corp.	4.100%	7/24/23	11,100	11,853
Bank of America Corp.	3.004%	12/20/23	60,865	62,065
Bank of America Corp.	4.125%	1/22/24	2,000	2,153
3 Bank of America Corp.	3.550%	3/5/24	33,905	35,242
Bank of America Corp.	4.000%	4/1/24	4,210	4,513
3 Bank of America Corp.	3.864%	7/23/24	14,000	14,725
Bank of America Corp.	4.200%	8/26/24	21,657	23,227
Bank of Montreal	3.100%	4/13/21	18,400	18,706
Bank of Montreal	1.900%	8/27/21	15,416	15,385
Bank of Montreal	2.900%	3/26/22	8,800	8,961
Bank of Montreal	3.300%	2/5/24	7,050	7,344
Bank of Montreal	2.500%	6/28/24	6,700	6,770
3 Bank of Montreal	4.338%	10/5/28	5,345	5,619
Bank of New York Mellon Corp.	2.450%	11/27/20	10,588	10,632

Bank of New York Mellon Corp.	4.150%	2/1/21	1,348	1,385
Bank of New York Mellon Corp.	2.500%	4/15/21	1,827	1,839
Bank of New York Mellon Corp.	2.050%	5/3/21	9,450	9,457
Bank of New York Mellon Corp.	2.600%	2/7/22	14,971	15,170
Bank of New York Mellon Corp.	1.950%	8/23/22	2,725	2,724
Bank of New York Mellon Corp.	2.950%	1/29/23	8,902	9,135
Bank of New York Mellon Corp.	3.500%	4/28/23	3,025	3,167
3 Bank of New York Mellon Corp.	2.661%	5/16/23	8,675	8,779
Bank of New York Mellon Corp.	3.450%	8/11/23	3,475	3,639
Bank of New York Mellon Corp.	2.200%	8/16/23	7,870	7,901
Bank of New York Mellon Corp.	3.400%	5/15/24	2,975	3,127
Bank of New York Mellon Corp.	3.250%	9/11/24	11,124	11,662
Bank of Nova Scotia	2.350%	10/21/20	13,588	13,608
Bank of Nova Scotia	2.500%	1/8/21	1,680	1,687
Bank of Nova Scotia	4.375%	1/13/21	3,176	3,269
Bank of Nova Scotia	3.125%	4/20/21	4,400	4,468
Bank of Nova Scotia	2.800%	7/21/21	805	815
Bank of Nova Scotia	2.700%	3/7/22	22,384	22,765
Bank of Nova Scotia	2.450%	9/19/22	2,146	2,173
Bank of Nova Scotia	2.375%	1/18/23	2,700	2,719
Bank of Nova Scotia	3.400%	2/11/24	7,800	8,162
Barclays Bank plc	5.140%	10/14/20	2,000	2,045
Barclays Bank plc	2.650%	1/11/21	17,500	17,548
Barclays plc	3.250%	1/12/21	8,855	8,967
Barclays plc	3.200%	8/10/21	9,860	9,951
Barclays plc	3.684%	1/10/23	6,225	6,324
3 Barclays plc	4.338%	5/16/24	10,000	10,443
3 Barclays plc	3.932%	5/7/25	5,600	5,782
BB&T Corp.	2.150%	2/1/21	5,444	5,447
BB&T Corp.	2.050%	5/10/21	7,202	7,194
BB&T Corp.	3.200%	9/3/21	4,645	4,731
BB&T Corp.	3.950%	3/22/22	6,500	6,749
BB&T Corp.	2.750%	4/1/22	7,465	7,569
BB&T Corp.	3.050%	6/20/22	9,850	10,080
BB&T Corp.	3.750%	12/6/23	4,100	4,336
BB&T Corp.	2.500%	8/1/24	2,075	2,090
BBVA USA	3.500%	6/11/21	7,500	7,620
BBVA USA	2.875%	6/29/22	8,880	8,999
BNP Paribas SA	5.000%	1/15/21	6,931	7,176
BNP Paribas SA	3.250%	3/3/23	4,999	5,185
BPCE SA	2.650%	2/3/21	5,496	5,525
BPCE SA	2.750%	12/2/21	7,350	7,426
4 BPCE SA	3.000%	5/22/22	6,000	6,087
BPCE SA	4.000%	4/15/24	5,851	6,289
Branch Banking & Trust Co.	2.850%	4/1/21	2,425	2,451
Branch Banking & Trust Co.	2.625%	1/15/22	7,135	7,199
Canadian Imperial Bank of Commerce	2.100%	10/5/20	3,360	3,361
Canadian Imperial Bank of Commerce	2.700%	2/2/21	2,598	2,622
Canadian Imperial Bank of Commerce	2.550%	6/16/22	7,475	7,576
Canadian Imperial Bank of Commerce	3.500%	9/13/23	7,150	7,526
Canadian Imperial Bank of Commerce	3.100%	4/2/24	8,000	8,253
Capital One Bank USA NA	3.375%	2/15/23	11,600	11,939
Capital One Financial Corp.	2.400%	10/30/20	1,200	1,204
Capital One Financial Corp.	3.450%	4/30/21	9,474	9,642
Capital One Financial Corp.	4.750%	7/15/21	8,898	9,292
Capital One Financial Corp.	3.050%	3/9/22	7,677	7,826
Capital One Financial Corp.	3.500%	6/15/23	3,080	3,204

Capital One Financial Corp.	3.900%	1/29/24	1,500	1,583
Capital One Financial Corp.	3.750%	4/24/24	3,436	3,610
Capital One NA	2.950%	7/23/21	11,205	11,349
Capital One NA	2.250%	9/13/21	10,728	10,728
Capital One NA	2.650%	8/8/22	6,183	6,251
Capital One NA	2.150%	9/6/22	525	524
Citibank NA	2.125%	10/20/20	20,135	20,154
Citibank NA	2.850%	2/12/21	11,565	11,695
Citibank NA	3.400%	7/23/21	4,100	4,199
3 Citibank NA	3.165%	2/19/22	3,150	3,189
3 Citibank NA	2.844%	5/20/22	7,150	7,219
Citibank NA	3.650%	1/23/24	5,000	5,301
Citigroup Inc.	2.650%	10/26/20	14,215	14,300
Citigroup Inc.	2.700%	3/30/21	15,100	15,232
Citigroup Inc.	2.350%	8/2/21	13,720	13,768
Citigroup Inc.	2.900%	12/8/21	27,427	27,833
Citigroup Inc.	4.500%	1/14/22	17,568	18,453
Citigroup Inc.	2.750%	4/25/22	20,824	21,131
Citigroup Inc.	4.050%	7/30/22	5,580	5,841
Citigroup Inc.	2.700%	10/27/22	7,235	7,341
3 Citigroup Inc.	3.142%	1/24/23	2,000	2,038
Citigroup Inc.	3.500%	5/15/23	12,707	13,165
3 Citigroup Inc.	2.876%	7/24/23	12,105	12,270
Citigroup Inc.	3.875%	10/25/23	11,535	12,217
3 Citigroup Inc.	4.044%	6/1/24	11,485	12,117
Citigroup Inc.	3.750%	6/16/24	8,741	9,268
3 Citigroup Inc.	3.352%	4/24/25	10,925	11,330
Citizens Bank NA	2.250%	10/30/20	4,875	4,883
Citizens Bank NA	2.550%	5/13/21	7,021	7,059
Citizens Bank NA	3.250%	2/14/22	5,000	5,118
Citizens Bank NA	2.650%	5/26/22	3,500	3,539
Citizens Bank NA	3.700%	3/29/23	3,700	3,866
Citizens Financial Group Inc.	2.375%	7/28/21	2,750	2,757
Comerica Bank	2.500%	7/23/24	500	504
Comerica Inc.	3.700%	7/31/23	10,825	11,367
Commonwealth Bank of Australia	2.400%	11/2/20	7,805	7,834
Commonwealth Bank of Australia	2.550%	3/15/21	6,355	6,397
4 Commonwealth Bank of Australia	3.350%	6/4/24	5,000	5,244
Cooperatieve Rabobank UA	4.500%	1/11/21	1,241	1,279
Cooperatieve Rabobank UA	2.500%	1/19/21	25,343	25,443
Cooperatieve Rabobank UA	2.750%	1/10/22	7,053	7,154
Cooperatieve Rabobank UA	3.875%	2/8/22	19,581	20,355
Cooperatieve Rabobank UA	3.950%	11/9/22	8,670	9,025
Cooperatieve Rabobank UA	2.750%	1/10/23	1,700	1,731
Cooperatieve Rabobank UA	4.625%	12/1/23	20,352	21,880
Credit Suisse AG	3.000%	10/29/21	14,100	14,299
Credit Suisse AG	3.625%	9/9/24	25,094	26,520
Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	8,777	8,859
Credit Suisse Group Funding Guernsey Ltd.	3.450%	4/16/21	10,890	11,057
Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	10,664	11,090
Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	7,805	8,153
Deutsche Bank AG	3.125%	1/13/21	10,025	10,016
Deutsche Bank AG	3.150%	1/22/21	8,725	8,705
Deutsche Bank AG	3.375%	5/12/21	3,340	3,337
Deutsche Bank AG	4.250%	10/14/21	14,000	14,199
Deutsche Bank AG	5.000%	2/14/22	6,850	7,078
Deutsche Bank AG	3.300%	11/16/22	8,426	8,369

Deutsche Bank AG	3.950%	2/27/23	11,480	11,635
Deutsche Bank AG	3.700%	5/30/24	10,030	10,006
Discover Bank	3.200%	8/9/21	2,711	2,752
Discover Bank	3.350%	2/6/23	1,800	1,857
Discover Bank	4.200%	8/8/23	10,918	11,608
Discover Bank	2.450%	9/12/24	4,625	4,609
3 Discover Bank	4.682%	8/9/28	3,300	3,437
Discover Financial Services	3.850%	11/21/22	6,074	6,333
Fifth Third Bancorp	3.500%	3/15/22	4,072	4,195
Fifth Third Bancorp	4.300%	1/16/24	6,573	7,057
Fifth Third Bancorp	3.650%	1/25/24	11,420	12,028
Fifth Third Bank	2.200%	10/30/20	6,700	6,712
Fifth Third Bank	2.250%	6/14/21	10,018	10,046
Fifth Third Bank	3.350%	7/26/21	6,200	6,331
Fifth Third Bank	2.875%	10/1/21	3,441	3,481
First Horizon National Corp.	3.500%	12/15/20	5,558	5,592
First Republic Bank	2.500%	6/6/22	7,625	7,664
Goldman Sachs Group Inc.	2.750%	9/15/20	22	22
Goldman Sachs Group Inc.	2.600%	12/27/20	2,720	2,723
Goldman Sachs Group Inc.	2.875%	2/25/21	9,478	9,561
Goldman Sachs Group Inc.	2.625%	4/25/21	13,731	13,815
Goldman Sachs Group Inc.	5.250%	7/27/21	31,782	33,488
Goldman Sachs Group Inc.	2.350%	11/15/21	9,624	9,634
Goldman Sachs Group Inc.	5.750%	1/24/22	28,441	30,534
Goldman Sachs Group Inc.	3.000%	4/26/22	28,705	29,018
3 Goldman Sachs Group Inc.	2.876%	10/31/22	16,213	16,387
Goldman Sachs Group Inc.	3.625%	1/22/23	4,980	5,182
Goldman Sachs Group Inc.	3.200%	2/23/23	861	884
3 Goldman Sachs Group Inc.	2.908%	6/5/23	7,006	7,102
3 Goldman Sachs Group Inc.	2.905%	7/24/23	20,781	21,073
Goldman Sachs Group Inc.	3.625%	2/20/24	16,250	17,020
Goldman Sachs Group Inc.	4.000%	3/3/24	28,339	30,214
Goldman Sachs Group Inc.	3.850%	7/8/24	10,050	10,636
3 Goldman Sachs Group Inc.	3.272%	9/29/25	30,220	31,213
HSBC Holdings plc	3.400%	3/8/21	4,622	4,687
HSBC Holdings plc	5.100%	4/5/21	7,484	7,785
HSBC Holdings plc	2.950%	5/25/21	20,538	20,723
HSBC Holdings plc	2.650%	1/5/22	18,595	18,725
HSBC Holdings plc	4.875%	1/14/22	3,744	3,957
HSBC Holdings plc	4.000%	3/30/22	9,111	9,493
3 HSBC Holdings plc	3.262%	3/13/23	26,770	27,229
HSBC Holdings plc	3.600%	5/25/23	13,230	13,750
3 HSBC Holdings plc	3.033%	11/22/23	14,950	15,114
HSBC Holdings plc	4.250%	3/14/24	579	609
3 HSBC Holdings plc	3.950%	5/18/24	13,000	13,569
3 HSBC Holdings plc	3.803%	3/11/25	21,950	22,858
HSBC USA Inc.	3.500%	6/23/24	5,295	5,598
Huntington Bancshares Inc.	7.000%	12/15/20	1,250	1,320
Huntington Bancshares Inc.	3.150%	3/14/21	5,519	5,592
Huntington Bancshares Inc.	2.300%	1/14/22	1,820	1,825
Huntington Bancshares Inc.	2.625%	8/6/24	6,285	6,353
Huntington National Bank	3.250%	5/14/21	5,450	5,540
Huntington National Bank	3.125%	4/1/22	3,500	3,575
Huntington National Bank	2.500%	8/7/22	8,200	8,264
ING Groep NV	3.150%	3/29/22	6,517	6,652
ING Groep NV	4.100%	10/2/23	13,650	14,500
ING Groep NV	3.550%	4/9/24	5,750	6,003

JPMorgan Chase & Co.	4.250%	10/15/20	17,127	17,513
JPMorgan Chase & Co.	2.550%	10/29/20	11,999	12,061
JPMorgan Chase & Co.	2.550%	3/1/21	20,140	20,256
JPMorgan Chase & Co.	4.625%	5/10/21	12,800	13,302
JPMorgan Chase & Co.	2.400%	6/7/21	8,436	8,478
JPMorgan Chase & Co.	2.295%	8/15/21	10,508	10,526
JPMorgan Chase & Co.	4.350%	8/15/21	18,064	18,797
JPMorgan Chase & Co.	4.500%	1/24/22	18,879	19,894
3 JPMorgan Chase & Co.	3.514%	6/18/22	11,000	11,240
JPMorgan Chase & Co.	3.250%	9/23/22	17,255	17,837
JPMorgan Chase & Co.	2.972%	1/15/23	11,925	12,141
JPMorgan Chase & Co.	3.200%	1/25/23	14,947	15,428
3 JPMorgan Chase & Co.	3.207%	4/1/23	14,200	14,526
3 JPMorgan Chase & Co.	2.776%	4/25/23	10,340	10,466
JPMorgan Chase & Co.	3.375%	5/1/23	15,464	15,988
JPMorgan Chase & Co.	2.700%	5/18/23	14,863	15,104
JPMorgan Chase & Co.	3.875%	2/1/24	13,200	14,081
3 JPMorgan Chase & Co.	3.559%	4/23/24	20,840	21,712
JPMorgan Chase & Co.	3.625%	5/13/24	21,388	22,639
3 JPMorgan Chase & Co.	3.797%	7/23/24	8,525	8,989
JPMorgan Chase & Co.	3.875%	9/10/24	11,398	12,109
3 JPMorgan Chase & Co.	3.220%	3/1/25	14,000	14,492
3 JPMorgan Chase & Co.	2.301%	10/15/25	12,000	11,940
KeyBank NA	3.350%	6/15/21	3,565	3,636
KeyBank NA	2.500%	11/22/21	5,910	5,949
KeyBank NA	2.400%	6/9/22	7,490	7,532
KeyBank NA	2.300%	9/14/22	4,420	4,438
KeyBank NA	3.375%	3/7/23	2,850	2,958
3 KeyBank NA	3.180%	10/15/27	2,125	2,168
KeyCorp	5.100%	3/24/21	6,844	7,127
Lloyds Bank plc	6.375%	1/21/21	2,942	3,093
Lloyds Bank plc	3.300%	5/7/21	8,091	8,229
Lloyds Banking Group plc	3.100%	7/6/21	75	76
Lloyds Banking Group plc	3.000%	1/11/22	14,900	15,060
3 Lloyds Banking Group plc	2.858%	3/17/23	7,725	7,749
Lloyds Banking Group plc	4.050%	8/16/23	13,050	13,715
3 Lloyds Banking Group plc	2.907%	11/7/23	10,050	10,083
M&T Bank Corp.	3.550%	7/26/23	7,000	7,340
Manufacturers & Traders Trust Co.	2.625%	1/25/21	8,670	8,732
Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	8,985	9,066
Mitsubishi UFJ Financial Group Inc.	3.535%	7/26/21	6,500	6,641
Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	7,025	7,001
Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	9,700	9,852
Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	6,550	6,694
Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	11,075	11,159
Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	16,943	17,106
Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	8,803	9,119
Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	13,100	13,768
Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	3,700	3,718
Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	6,575	6,839
Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	7,225	7,350
Mizuho Financial Group Inc.	2.273%	9/13/21	1,900	1,896
Mizuho Financial Group Inc.	2.953%	2/28/22	8,650	8,775
Mizuho Financial Group Inc.	3.549%	3/5/23	8,800	9,138
3 Mizuho Financial Group Inc.	2.721%	7/16/23	8,400	8,473
3 Mizuho Financial Group Inc.	3.922%	9/11/24	6,000	6,308
3 Mizuho Financial Group Inc.	2.839%	7/16/25	10,000	10,073

3 Mizuho Financial Group Inc.	2.555%	9/13/25	3,100	3,092
Morgan Stanley	5.750%	1/25/21	12,452	13,018
Morgan Stanley	2.500%	4/21/21	16,774	16,862
Morgan Stanley	5.500%	7/28/21	17,984	19,035
Morgan Stanley	2.625%	11/17/21	21,007	21,194
Morgan Stanley	2.750%	5/19/22	16,143	16,367
Morgan Stanley	4.875%	11/1/22	14,167	15,200
Morgan Stanley	3.125%	1/23/23	6,564	6,735
Morgan Stanley	3.750%	2/25/23	24,714	25,863
Morgan Stanley	4.100%	5/22/23	16,058	16,916
3 Morgan Stanley	3.737%	4/24/24	9,750	10,180
Morgan Stanley	3.875%	4/29/24	19,100	20,258
3 Morgan Stanley	2.720%	7/22/25	1,500	1,513
Morgan Stanley	4.000%	7/23/25	3,290	3,547
MUFG Americas Holdings Corp.	3.500%	6/18/22	3,000	3,098
MUFG Union Bank NA	3.150%	4/1/22	17,925	18,358
National Australia Bank Ltd.	2.625%	1/14/21	4,881	4,913
National Australia Bank Ltd.	1.875%	7/12/21	5,440	5,422
National Australia Bank Ltd.	3.375%	9/20/21	5,000	5,125
National Australia Bank Ltd.	3.700%	11/4/21	8,000	8,264
National Australia Bank Ltd.	2.800%	1/10/22	6,000	6,102
National Australia Bank Ltd.	2.500%	5/22/22	5,265	5,328
National Australia Bank Ltd.	3.000%	1/20/23	4,536	4,659
National Australia Bank Ltd.	3.625%	6/20/23	5,000	5,256
National Bank of Canada	2.200%	11/2/20	8,765	8,767
Northern Trust Corp.	3.375%	8/23/21	3,271	3,355
Northern Trust Corp.	2.375%	8/2/22	1,845	1,864
People's United Bank NA	4.000%	7/15/24	100	105
People's United Financial Inc.	3.650%	12/6/22	3,700	3,818
PNC Bank NA	2.450%	11/5/20	10,136	10,169
PNC Bank NA	2.500%	1/22/21	3,250	3,262
PNC Bank NA	2.150%	4/29/21	3,326	3,329
PNC Bank NA	2.550%	12/9/21	7,985	8,052
PNC Bank NA	2.625%	2/17/22	16,935	17,120
PNC Bank NA	2.700%	11/1/22	5,741	5,809
PNC Bank NA	2.950%	1/30/23	8,525	8,726
PNC Bank NA	3.500%	6/8/23	4,000	4,187
PNC Bank NA	3.800%	7/25/23	1,000	1,053
PNC Financial Services Group Inc.	2.854%	11/9/22	4,520	4,612
PNC Financial Services Group Inc.	3.500%	1/23/24	7,029	7,463
PNC Financial Services Group Inc.	3.900%	4/29/24	8,000	8,471
Regions Bank	2.750%	4/1/21	6,690	6,732
3 Regions Bank	3.374%	8/13/21	4,500	4,540
Regions Financial Corp.	3.200%	2/8/21	2,869	2,903
Regions Financial Corp.	2.750%	8/14/22	7,657	7,770
Regions Financial Corp.	3.800%	8/14/23	4,250	4,484
Royal Bank of Canada	2.150%	10/26/20	5,560	5,568
Royal Bank of Canada	2.350%	10/30/20	14,792	14,833
Royal Bank of Canada	2.500%	1/19/21	7,467	7,517
Royal Bank of Canada	3.200%	4/30/21	11,928	12,143
Royal Bank of Canada	2.750%	2/1/22	10,000	10,184
Royal Bank of Canada	2.800%	4/29/22	7,200	7,329
Royal Bank of Canada	3.700%	10/5/23	6,100	6,453
Royal Bank of Canada	2.550%	7/16/24	6,225	6,299
Royal Bank of Scotland Group plc	6.125%	12/15/22	6,550	7,081
3 Royal Bank of Scotland Group plc	3.498%	5/15/23	9,489	9,616
Royal Bank of Scotland Group plc	6.100%	6/10/23	10,375	11,294

Royal Bank of Scotland Group plc	3.875%	9/12/23	22,621	23,347
Royal Bank of Scotland Group plc	6.000%	12/19/23	11,697	12,854
Royal Bank of Scotland Group plc	5.125%	5/28/24	14,100	14,997
3 Royal Bank of Scotland Group plc	4.519%	6/25/24	16,000	16,796
3 Royal Bank of Scotland Group plc	4.269%	3/22/25	2,000	2,090
Santander Holdings USA Inc.	4.450%	12/3/21	1,035	1,076
Santander Holdings USA Inc.	3.700%	3/28/22	10,114	10,358
Santander Holdings USA Inc.	3.400%	1/18/23	9,375	9,573
Santander Holdings USA Inc.	3.500%	6/7/24	6,500	6,665
Santander UK Group Holdings plc	2.875%	10/16/20	9,783	9,833
Santander UK Group Holdings plc	3.125%	1/8/21	10,245	10,312
Santander UK Group Holdings plc	2.875%	8/5/21	4,380	4,392
3 Santander UK Group Holdings plc	3.373%	1/5/24	12,500	12,692
3 Santander UK Group Holdings plc	4.796%	11/15/24	10,950	11,676
Santander UK plc	2.125%	11/3/20	3,840	3,838
Santander UK plc	3.400%	6/1/21	9,105	9,245
Santander UK plc	3.750%	11/15/21	6,850	7,055
Santander UK plc	4.000%	3/13/24	6,641	7,030
Santander UK plc	2.875%	6/18/24	6,300	6,397
Skandinaviska Enskilda Banken AB	2.625%	3/15/21	7,695	7,736
Skandinaviska Enskilda Banken AB	1.875%	9/13/21	9,600	9,532
Skandinaviska Enskilda Banken AB	2.800%	3/11/22	4,640	4,701
State Street Corp.	4.375%	3/7/21	6,592	6,809
State Street Corp.	1.950%	5/19/21	425	426
3 State Street Corp.	2.653%	5/15/23	6,025	6,114
State Street Corp.	3.100%	5/15/23	2,965	3,066
State Street Corp.	3.700%	11/20/23	5,500	5,841
3 State Street Corp.	3.776%	12/3/24	3,800	4,017
Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	5,250	5,263
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	2,360	2,421
Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	11,582	11,687
Sumitomo Mitsui Financial Group Inc.	2.058%	7/14/21	10,222	10,188
Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	9,246	9,280
Sumitomo Mitsui Financial Group Inc.	2.846%	1/11/22	2,379	2,410
Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	7,387	7,485
Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	6,386	6,472
Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	15,375	15,756
Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	5,000	5,250
Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	8,269	8,753
Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	12,475	12,593
Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	3,000	2,996
3 SunTrust Bank	3.525%	10/26/21	125	127
SunTrust Bank	2.800%	5/17/22	6,000	6,109
SunTrust Bank	2.450%	8/1/22	7,426	7,499
3 SunTrust Bank	3.502%	8/2/22	6,250	6,380
SunTrust Bank	3.000%	2/2/23	5,135	5,259
SunTrust Bank	2.750%	5/1/23	1,375	1,399
SunTrust Bank	3.200%	4/1/24	13,025	13,516
3 SunTrust Bank	3.689%	8/2/24	7,847	8,220
SunTrust Banks Inc.	2.900%	3/3/21	6,976	7,037
SunTrust Banks Inc.	2.700%	1/27/22	2,152	2,174
Svenska Handelsbanken AB	2.400%	10/1/20	7,875	7,908
Svenska Handelsbanken AB	2.450%	3/30/21	16,433	16,520
Svenska Handelsbanken AB	3.350%	5/24/21	5,700	5,809
Svenska Handelsbanken AB	1.875%	9/7/21	3,932	3,918
Svenska Handelsbanken AB	3.900%	11/20/23	5,118	5,469
Synchrony Bank	3.650%	5/24/21	4,830	4,918

Synchrony Bank	3.000%	6/15/22	955	967
Synchrony Financial	3.750%	8/15/21	2,511	2,560
Synchrony Financial	2.850%	7/25/22	2,350	2,370
Synchrony Financial	4.375%	3/19/24	4,000	4,242
Synchrony Financial	4.250%	8/15/24	14,115	14,894
Synovus Financial Corp.	3.125%	11/1/22	2,200	2,219
Toronto-Dominion Bank	2.500%	12/14/20	9,915	9,968
Toronto-Dominion Bank	2.550%	1/25/21	8,050	8,104
Toronto-Dominion Bank	2.125%	4/7/21	13,010	13,032
Toronto-Dominion Bank	3.250%	6/11/21	4,331	4,420
Toronto-Dominion Bank	1.800%	7/13/21	14,213	14,168
Toronto-Dominion Bank	3.500%	7/19/23	12,633	13,315
Toronto-Dominion Bank	3.250%	3/11/24	4,600	4,802
Toronto-Dominion Bank	2.650%	6/12/24	9,000	9,161
US Bancorp	2.350%	1/29/21	8,735	8,771
US Bancorp	4.125%	5/24/21	2,793	2,882
US Bancorp	2.625%	1/24/22	12,255	12,399
US Bancorp	3.000%	3/15/22	6,530	6,687
US Bancorp	2.950%	7/15/22	9,411	9,622
US Bancorp	3.700%	1/30/24	6,585	7,017
US Bancorp	3.375%	2/5/24	7,600	7,994
US Bancorp	2.400%	7/30/24	6,225	6,296
US Bancorp	3.600%	9/11/24	842	896
US Bank NA	2.050%	10/23/20	12,200	12,209
US Bank NA	3.150%	4/26/21	2,000	2,030
US Bank NA	3.450%	11/16/21	4,000	4,107
US Bank NA	2.650%	5/23/22	7,550	7,680
US Bank NA	2.850%	1/23/23	6,485	6,640
US Bank NA	3.400%	7/24/23	6,100	6,392
Wells Fargo & Co.	2.550%	12/7/20	14,331	14,410
Wells Fargo & Co.	3.000%	1/22/21	12,042	12,179
Wells Fargo & Co.	2.500%	3/4/21	6,710	6,741
Wells Fargo & Co.	4.600%	4/1/21	24,996	25,906
Wells Fargo & Co.	2.100%	7/26/21	19,250	19,245
Wells Fargo & Co.	3.500%	3/8/22	6,486	6,690
Wells Fargo & Co.	2.625%	7/22/22	22,451	22,689
Wells Fargo & Co.	3.069%	1/24/23	34,816	35,460
Wells Fargo & Co.	3.450%	2/13/23	2,155	2,223
Wells Fargo & Co.	4.125%	8/15/23	8,069	8,556
Wells Fargo & Co.	3.750%	1/24/24	8,000	8,448
Wells Fargo Bank NA	2.600%	1/15/21	5,206	5,244
3 Wells Fargo Bank NA	3.325%	7/23/21	14,900	15,034
Wells Fargo Bank NA	3.625%	10/22/21	17,000	17,485
3 Wells Fargo Bank NA	2.897%	5/27/22	3,000	3,032
3 Wells Fargo Bank NA	2.082%	9/9/22	7,900	7,876
Wells Fargo Bank NA	3.550%	8/14/23	17,900	18,793
Westpac Banking Corp.	2.600%	11/23/20	7,950	8,001
Westpac Banking Corp.	2.650%	1/25/21	4,425	4,459
Westpac Banking Corp.	2.100%	5/13/21	8,527	8,530
Westpac Banking Corp.	2.000%	8/19/21	10,950	10,940
Westpac Banking Corp.	2.800%	1/11/22	5,000	5,089
Westpac Banking Corp.	2.500%	6/28/22	8,850	8,946
Westpac Banking Corp.	2.750%	1/11/23	4,000	4,084
Westpac Banking Corp.	3.650%	5/15/23	7,203	7,581
Westpac Banking Corp.	3.300%	2/26/24	8,200	8,578
Zions Bancorp NA	3.500%	8/27/21	5,750	5,868

Brokerage (0.2%)
Affiliated Managers Group Inc.	4.250%	2/15/24	2,550	2,720
Ameriprise Financial Inc.	3.000%	3/22/22	2,062	2,100
Ameriprise Financial Inc.	4.000%	10/15/23	5,424	5,725
BGC Partners Inc.	5.125%	5/27/21	1,675	1,729
BGC Partners Inc.	5.375%	7/24/23	3,914	4,160
4 BGC Partners Inc.	3.750%	10/1/24	400	399
BlackRock Inc.	4.250%	5/24/21	5,925	6,147
BlackRock Inc.	3.375%	6/1/22	2,475	2,576
BlackRock Inc.	3.500%	3/18/24	3,700	3,944
Charles Schwab Corp.	3.250%	5/21/21	7,550	7,688
Charles Schwab Corp.	3.225%	9/1/22	2,550	2,638
Charles Schwab Corp.	2.650%	1/25/23	6,657	6,773
Charles Schwab Corp.	3.550%	2/1/24	1,925	2,038
E*TRADE Financial Corp.	2.950%	8/24/22	4,450	4,516
Eaton Vance Corp.	3.625%	6/15/23	2,350	2,461
Intercontinental Exchange Inc.	2.750%	12/1/20	4,991	5,029
Intercontinental Exchange Inc.	2.350%	9/15/22	1,175	1,185
Intercontinental Exchange Inc.	3.450%	9/21/23	4,150	4,347
Intercontinental Exchange Inc.	4.000%	10/15/23	4,955	5,289
Invesco Finance plc	3.125%	11/30/22	7,825	8,013
Invesco Finance plc	4.000%	1/30/24	5,575	5,912
Jefferies Financial Group Inc.	5.500%	10/18/23	8,629	9,338
Jefferies Group LLC	6.875%	4/15/21	6,197	6,586
Stifel Financial Corp.	3.500%	12/1/20	3,545	3,583
Stifel Financial Corp.	4.250%	7/18/24	1,475	1,551
TD Ameritrade Holding Corp.	2.950%	4/1/22	7,008	7,156
TD Ameritrade Holding Corp.	3.750%	4/1/24	2,500	2,650

Finance Companies (0.4%)
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.625%	10/30/20	1,960	2,007
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.500%	5/15/21	3,507	3,621
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	5.000%	10/1/21	6,098	6,403
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.450%	12/16/21	1,495	1,553
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.950%	2/1/22	3,399	3,505
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.500%	5/26/22	3,400	3,481
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.625%	7/1/22	3,455	3,641
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.300%	1/23/23	3,880	3,948
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.125%	7/3/23	2,500	2,619
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.875%	1/16/24	3,130	3,369
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	2.875%	8/14/24	3,350	3,337
Air Lease Corp.	2.500%	3/1/21	4,475	4,487
Air Lease Corp.	3.875%	4/1/21	4,178	4,272
Air Lease Corp.	3.375%	6/1/21	2,340	2,375
Air Lease Corp.	3.500%	1/15/22	1,750	1,795
Air Lease Corp.	3.750%	2/1/22	4,471	4,592

Air Lease Corp.	2.625%	7/1/22	3,034	3,041
Air Lease Corp.	2.750%	1/15/23	5,585	5,626
Air Lease Corp.	3.875%	7/3/23	7,720	8,065
Air Lease Corp.	3.000%	9/15/23	4,689	4,757
Air Lease Corp.	4.250%	2/1/24	7,015	7,435
Air Lease Corp.	4.250%	9/15/24	2,015	2,146
Aircastle Ltd.	5.125%	3/15/21	4,040	4,186
Aircastle Ltd.	5.500%	2/15/22	2,260	2,403
Aircastle Ltd.	5.000%	4/1/23	5,232	5,596
Aircastle Ltd.	4.400%	9/25/23	6,900	7,250
Ares Capital Corp.	3.625%	1/19/22	3,680	3,739
Ares Capital Corp.	3.500%	2/10/23	3,190	3,201
Ares Capital Corp.	4.200%	6/10/24	6,925	7,098
FS KKR Capital Corp.	4.750%	5/15/22	2,650	2,721
FS KKR Capital Corp.	4.625%	7/15/24	2,600	2,664
GATX Corp.	3.900%	3/30/23	2,825	2,954
GE Capital International Funding Co.
Unlimited Co.	2.342%	11/15/20	37,490	37,385
International Lease Finance Corp.	8.250%	12/15/20	3,911	4,173
International Lease Finance Corp.	4.625%	4/15/21	3,092	3,194
International Lease Finance Corp.	8.625%	1/15/22	5,273	5,985
International Lease Finance Corp.	5.875%	8/15/22	7,203	7,909
Owl Rock Capital Corp.	5.250%	4/15/24	1,680	1,768

Insurance (0.9%)
AEGON Funding Co. LLC	5.750%	12/15/20	3,543	3,687
Aetna Inc.	2.750%	11/15/22	6,388	6,454
Aetna Inc.	2.800%	6/15/23	5,738	5,812
Aflac Inc.	4.000%	2/15/22	1,707	1,778
Aflac Inc.	3.625%	6/15/23	4,700	4,948
Alleghany Corp.	4.950%	6/27/22	4,038	4,324
3 Allstate Corp.	5.750%	8/15/53	6,710	7,121
American International Group Inc.	6.400%	12/15/20	4,900	5,147
American International Group Inc.	3.300%	3/1/21	6,130	6,227
American International Group Inc.	4.875%	6/1/22	5,090	5,435
American International Group Inc.	4.125%	2/15/24	8,651	9,251
Anthem Inc.	2.500%	11/21/20	9,025	9,037
Anthem Inc.	3.700%	8/15/21	3,920	4,006
Anthem Inc.	3.125%	5/15/22	3,796	3,881
Anthem Inc.	2.950%	12/1/22	6,005	6,111
Anthem Inc.	3.300%	1/15/23	10,712	11,064
Anthem Inc.	3.500%	8/15/24	7,200	7,548
Aon plc	2.800%	3/15/21	3,078	3,101
Aon plc	4.000%	11/27/23	5,980	6,364
Aon plc	3.500%	6/14/24	5,720	6,002
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	2,100	2,246
Assurant Inc.	4.000%	3/15/23	3,600	3,742
Assurant Inc.	4.200%	9/27/23	1,500	1,569
Assured Guaranty US Holdings Inc.	5.000%	7/1/24	3,700	4,065
AXA Equitable Holdings Inc.	3.900%	4/20/23	6,007	6,272
Berkshire Hathaway Finance Corp.	2.900%	10/15/20	5,543	5,605
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	6,668	6,865
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	3,865	3,977
Berkshire Hathaway Inc.	2.200%	3/15/21	9,397	9,445
Berkshire Hathaway Inc.	3.750%	8/15/21	4,685	4,843
Berkshire Hathaway Inc.	3.400%	1/31/22	4,077	4,225
Berkshire Hathaway Inc.	3.000%	2/11/23	2,175	2,253

Berkshire Hathaway Inc.	2.750%	3/15/23	11,290	11,560
Brown & Brown Inc.	4.200%	9/15/24	5,261	5,561
Chubb INA Holdings Inc.	2.300%	11/3/20	8,633	8,648
Chubb INA Holdings Inc.	2.875%	11/3/22	2,550	2,614
Chubb INA Holdings Inc.	2.700%	3/13/23	5,490	5,589
Cigna Holding Co.	4.375%	12/15/20	1,675	1,713
Cigna Holding Co.	4.500%	3/15/21	2,375	2,439
Cigna Holding Co.	4.000%	2/15/22	1,300	1,346
CNA Financial Corp.	5.750%	8/15/21	2,890	3,064
CNA Financial Corp.	3.950%	5/15/24	3,332	3,561
Enstar Group Ltd.	4.500%	3/10/22	2,225	2,300
Fidelity National Financial Inc.	5.500%	9/1/22	2,035	2,206
Humana Inc.	2.900%	12/15/22	5,231	5,302
Lincoln National Corp.	4.000%	9/1/23	2,332	2,467
Loews Corp.	2.625%	5/15/23	6,835	6,936
Markel Corp.	4.900%	7/1/22	1,150	1,230
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	3,263	3,389
Marsh & McLennan Cos. Inc.	2.750%	1/30/22	2,388	2,417
Marsh & McLennan Cos. Inc.	3.300%	3/14/23	3,050	3,158
Marsh & McLennan Cos. Inc.	3.875%	3/15/24	7,675	8,168
Marsh & McLennan Cos. Inc.	3.500%	6/3/24	2,640	2,782
MetLife Inc.	3.048%	12/15/22	4,050	4,166
MetLife Inc.	4.368%	9/15/23	4,351	4,703
MetLife Inc.	3.600%	4/10/24	6,318	6,689
Primerica Inc.	4.750%	7/15/22	2,700	2,860
Principal Financial Group Inc.	3.300%	9/15/22	1,200	1,236
Principal Financial Group Inc.	3.125%	5/15/23	2,775	2,838
Progressive Corp.	3.750%	8/23/21	5,754	5,937
Prudential Financial Inc.	4.500%	11/15/20	2,300	2,362
Prudential Financial Inc.	4.500%	11/16/21	6,760	7,084
Prudential Financial Inc.	3.500%	5/15/24	4,350	4,609
3 Prudential Financial Inc.	5.875%	9/15/42	7,400	7,939
3 Prudential Financial Inc.	5.625%	6/15/43	7,410	7,947
Reinsurance Group of America Inc.	5.000%	6/1/21	3,037	3,172
Reinsurance Group of America Inc.	4.700%	9/15/23	3,670	3,973
Travelers Cos. Inc.	3.900%	11/1/20	1,743	1,782
Trinity Acquisition plc	3.500%	9/15/21	1,150	1,170
UnitedHealth Group Inc.	1.950%	10/15/20	4,345	4,341
UnitedHealth Group Inc.	3.875%	10/15/20	5,815	5,900
UnitedHealth Group Inc.	4.700%	2/15/21	3,200	3,286
UnitedHealth Group Inc.	2.125%	3/15/21	9,320	9,337
UnitedHealth Group Inc.	3.150%	6/15/21	5,841	5,944
UnitedHealth Group Inc.	2.875%	12/15/21	6,645	6,770
UnitedHealth Group Inc.	2.875%	3/15/22	6,303	6,413
UnitedHealth Group Inc.	3.350%	7/15/22	3,931	4,068
UnitedHealth Group Inc.	2.375%	10/15/22	6,219	6,254
UnitedHealth Group Inc.	2.750%	2/15/23	5,226	5,330
UnitedHealth Group Inc.	2.875%	3/15/23	4,725	4,839
UnitedHealth Group Inc.	3.500%	6/15/23	4,750	4,983
UnitedHealth Group Inc.	3.500%	2/15/24	615	648
Unum Group	4.000%	3/15/24	2,275	2,399
Willis North America Inc.	3.600%	5/15/24	5,355	5,547
Willis Towers Watson plc	5.750%	3/15/21	3,046	3,191

Other Finance (0.0%)
ORIX Corp.	2.900%	7/18/22	3,445	3,498

Real Estate Investment Trusts (0.6%)
Alexandria Real Estate Equities Inc.	3.900%	6/15/23	4,900	5,160
Alexandria Real Estate Equities Inc.	4.000%	1/15/24	3,475	3,709
American Campus Communities Operating
Partnership LP	3.350%	10/1/20	3,546	3,582
American Campus Communities Operating
Partnership LP	3.750%	4/15/23	2,384	2,489
American Campus Communities Operating
Partnership LP	4.125%	7/1/24	200	214
AvalonBay Communities Inc.	3.625%	10/1/20	3,020	3,051
AvalonBay Communities Inc.	3.950%	1/15/21	1,125	1,146
AvalonBay Communities Inc.	2.950%	9/15/22	1,714	1,754
AvalonBay Communities Inc.	4.200%	12/15/23	2,600	2,803
Boston Properties LP	4.125%	5/15/21	6,674	6,852
Boston Properties LP	3.850%	2/1/23	4,921	5,160
Boston Properties LP	3.125%	9/1/23	3,210	3,311
Brandywine Operating Partnership LP	3.950%	2/15/23	2,775	2,893
Brixmor Operating Partnership LP	3.875%	8/15/22	5,975	6,204
Brixmor Operating Partnership LP	3.250%	9/15/23	3,050	3,138
Camden Property Trust	2.950%	12/15/22	3,800	3,880
Corporate Office Properties LP	3.700%	6/15/21	1,970	1,993
Corporate Office Properties LP	3.600%	5/15/23	2,650	2,690
CubeSmart LP	4.375%	12/15/23	1,925	2,053
Digital Realty Trust LP	3.950%	7/1/22	4,746	4,958
Digital Realty Trust LP	3.625%	10/1/22	4,795	4,961
Digital Realty Trust LP	2.750%	2/1/23	1,275	1,288
Duke Realty LP	3.875%	2/15/21	1,000	1,025
Duke Realty LP	3.875%	10/15/22	1,250	1,307
Duke Realty LP	3.625%	4/15/23	1,907	1,983
ERP Operating LP	4.625%	12/15/21	6,551	6,874
ERP Operating LP	3.000%	4/15/23	3,848	3,949
Essex Portfolio LP	5.200%	3/15/21	1,850	1,915
Essex Portfolio LP	3.250%	5/1/23	2,426	2,487
Essex Portfolio LP	3.875%	5/1/24	4,231	4,463
HCP Inc.	3.150%	8/1/22	3,203	3,274
HCP Inc.	4.000%	12/1/22	3,655	3,828
HCP Inc.	4.250%	11/15/23	2,535	2,716
HCP Inc.	4.200%	3/1/24	1,500	1,611
HCP Inc.	3.875%	8/15/24	1,749	1,862
Healthcare Trust of America Holdings LP	3.700%	4/15/23	1,900	1,965
Highwoods Realty LP	3.200%	6/15/21	2,000	2,026
Hospitality Properties Trust	4.250%	2/15/21	3,305	3,352
Hospitality Properties Trust	5.000%	8/15/22	3,557	3,712
Hospitality Properties Trust	4.500%	6/15/23	2,866	2,948
Host Hotels & Resorts LP	6.000%	10/1/21	2,644	2,842
Host Hotels & Resorts LP	5.250%	3/15/22	2,025	2,176
Host Hotels & Resorts LP	4.750%	3/1/23	1,297	1,382
Host Hotels & Resorts LP	3.750%	10/15/23	4,775	4,961
Host Hotels & Resorts LP	3.875%	4/1/24	1,475	1,543
Kimco Realty Corp.	3.200%	5/1/21	4,669	4,741
Kimco Realty Corp.	3.400%	11/1/22	2,220	2,291
Kimco Realty Corp.	3.125%	6/1/23	1,700	1,745
Liberty Property LP	4.750%	10/1/20	3,950	4,052
Liberty Property LP	4.125%	6/15/22	2,168	2,265

Liberty Property LP	3.375%	6/15/23	2,104	2,175
Mid-America Apartments LP	4.300%	10/15/23	2,625	2,799
Mid-America Apartments LP	3.750%	6/15/24	700	736
National Retail Properties Inc.	3.800%	10/15/22	1,000	1,040
National Retail Properties Inc.	3.300%	4/15/23	4,210	4,331
National Retail Properties Inc.	3.900%	6/15/24	3,800	4,025
Office Properties Income Trust	4.000%	7/15/22	5,000	5,094
Omega Healthcare Investors Inc.	4.375%	8/1/23	5,100	5,357
Omega Healthcare Investors Inc.	4.950%	4/1/24	3,630	3,887
Piedmont Operating Partnership LP	3.400%	6/1/23	1,105	1,117
Piedmont Operating Partnership LP	4.450%	3/15/24	1,050	1,104
ProLogis LP	4.250%	8/15/23	6,600	7,108
Public Storage	2.370%	9/15/22	4,250	4,277
Realty Income Corp.	3.250%	10/15/22	12,447	12,803
Realty Income Corp.	4.650%	8/1/23	2,075	2,252
Realty Income Corp.	3.875%	7/15/24	575	614
Sabra Health Care LP / Sabra Capital Corp.	4.800%	6/1/24	1,000	1,056
Select Income REIT	4.250%	5/15/24	2,950	3,017
Simon Property Group LP	4.375%	3/1/21	7,360	7,562
Simon Property Group LP	2.500%	7/15/21	2,650	2,668
Simon Property Group LP	4.125%	12/1/21	3,435	3,568
Simon Property Group LP	2.350%	1/30/22	4,424	4,455
Simon Property Group LP	3.375%	3/15/22	1,062	1,101
Simon Property Group LP	2.625%	6/15/22	4,725	4,794
Simon Property Group LP	2.750%	6/1/23	8,455	8,634
Simon Property Group LP	2.000%	9/13/24	4,670	4,617
SITE Centers Corp.	4.625%	7/15/22	2,145	2,230
SL Green Operating Partnership LP	3.250%	10/15/22	2,350	2,396
SL Green Realty Corp.	4.500%	12/1/22	1,225	1,287
Ventas Realty LP	3.100%	1/15/23	1,760	1,804
Ventas Realty LP	3.125%	6/15/23	3,863	3,965
Ventas Realty LP	3.500%	4/15/24	2,600	2,718
Ventas Realty LP	3.750%	5/1/24	925	976
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	2,630	2,700
VEREIT Operating Partnership LP	4.125%	6/1/21	5,111	5,240
VEREIT Operating Partnership LP	4.600%	2/6/24	6,766	7,268
Washington REIT	4.950%	10/1/20	1,700	1,719
Weingarten Realty Investors	3.500%	4/15/23	1,250	1,285
Weingarten Realty Investors	3.850%	6/1/25	3,500	3,638
Welltower Inc.	3.750%	3/15/23	3,675	3,845
Welltower Inc.	3.950%	9/1/23	3,400	3,604
Welltower Inc.	3.625%	3/15/24	6,400	6,721
WP Carey Inc.	4.600%	4/1/24	1,333	1,425
				5,198,086
Industrial (13.9%)
Basic Industry (0.7%)
Air Products & Chemicals Inc.	3.000%	11/3/21	2,350	2,393
Air Products & Chemicals Inc.	3.350%	7/31/24	3,360	3,542
Airgas Inc.	3.650%	7/15/24	1,800	1,902
ArcelorMittal	5.500%	3/1/21	3,990	4,150
ArcelorMittal	6.250%	2/25/22	6,450	6,966
ArcelorMittal	3.600%	7/16/24	3,000	3,021
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	5,000	5,089
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	4,875	5,201
Braskem Finance Ltd.	6.450%	2/3/24	5,050	5,574
Cabot Corp.	3.700%	7/15/22	2,840	2,903
Celanese US Holdings LLC	5.875%	6/15/21	6,182	6,529

Celanese US Holdings LLC	3.500%	5/8/24	2,000	2,071
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	2,800	2,906
Celulosa Arauco y Constitucion SA	4.500%	8/1/24	3,100	3,272
Dow Chemical Co.	4.125%	11/15/21	5,287	5,470
Dow Chemical Co.	3.000%	11/15/22	15,280	15,603
DuPont de Nemours Inc.	3.766%	11/15/20	14,600	14,864
DuPont de Nemours Inc.	4.205%	11/15/23	5,270	5,645
Eastman Chemical Co.	3.500%	12/1/21	4,939	5,042
Eastman Chemical Co.	3.600%	8/15/22	4,044	4,181
Ecolab Inc.	4.350%	12/8/21	6,432	6,740
Ecolab Inc.	2.375%	8/10/22	5,800	5,851
Ecolab Inc.	3.250%	1/14/23	1,750	1,814
Fibria Overseas Finance Ltd.	5.250%	5/12/24	4,000	4,270
FMC Corp.	3.950%	2/1/22	3,235	3,332
Goldcorp Inc.	3.625%	6/9/21	100	101
International Paper Co.	7.500%	8/15/21	4,731	5,171
International Paper Co.	4.750%	2/15/22	3,643	3,833
International Paper Co.	3.650%	6/15/24	4,160	4,375
Kinross Gold Corp.	5.125%	9/1/21	3,340	3,465
Kinross Gold Corp.	5.950%	3/15/24	1,425	1,585
LyondellBasell Industries NV	6.000%	11/15/21	15,166	16,155
LyondellBasell Industries NV	5.750%	4/15/24	6,500	7,321
Mosaic Co.	3.750%	11/15/21	3,870	3,950
Mosaic Co.	3.250%	11/15/22	5,685	5,810
Mosaic Co.	4.250%	11/15/23	6,800	7,194
NewMarket Corp.	4.100%	12/15/22	1,675	1,750
Newmont Goldcorp Corp.	3.625%	6/9/21	5,400	5,482
Newmont Goldcorp Corp.	3.500%	3/15/22	3,397	3,480
Newmont Goldcorp Corp.	3.700%	3/15/23	3,152	3,268
Nucor Corp.	4.125%	9/15/22	3,760	3,959
Nucor Corp.	4.000%	8/1/23	7,264	7,715
Nutrien Ltd.	3.150%	10/1/22	4,791	4,884
Nutrien Ltd.	3.500%	6/1/23	7,198	7,437
Packaging Corp. of America	2.450%	12/15/20	7,234	7,224
Packaging Corp. of America	3.900%	6/15/22	2,000	2,074
Packaging Corp. of America	4.500%	11/1/23	5,497	5,888
PPG Industries Inc.	3.600%	11/15/20	6,400	6,491
PPG Industries Inc.	2.400%	8/15/24	2,000	1,998
Praxair Inc.	4.050%	3/15/21	2,265	2,331
Praxair Inc.	3.000%	9/1/21	3,345	3,407
Praxair Inc.	2.450%	2/15/22	3,809	3,848
Praxair Inc.	2.200%	8/15/22	4,295	4,325
Praxair Inc.	2.700%	2/21/23	2,310	2,352
Rayonier Inc.	3.750%	4/1/22	1,550	1,570
Sasol Financing International Ltd.	4.500%	11/14/22	6,800	6,940
SASOL Financing USA LLC	5.875%	3/27/24	9,950	10,721
Sherwin-Williams Co.	2.750%	6/1/22	5,818	5,905
Sherwin-Williams Co.	3.125%	6/1/24	5,250	5,421
Southern Copper Corp.	3.500%	11/8/22	2,025	2,077
Vale Overseas Ltd.	4.375%	1/11/22	6,601	6,816
Weyerhaeuser Co.	4.700%	3/15/21	5,158	5,302

Capital Goods (1.4%)
3M Co.	1.625%	9/19/21	3,485	3,469
3M Co.	2.750%	3/1/22	5,425	5,537
3M Co.	2.000%	6/26/22	3,090	3,118
3M Co.	1.750%	2/14/23	3,100	3,087

3M Co.	2.250%	3/15/23	5,500	5,556
3M Co.	3.250%	2/14/24	2,250	2,366
ABB Finance USA Inc.	2.875%	5/8/22	7,018	7,152
4 Bemis Co. Inc.	4.500%	10/15/21	3,050	3,162
Boeing Co.	1.650%	10/30/20	2,930	2,917
Boeing Co.	2.300%	8/1/21	500	502
Boeing Co.	8.750%	8/15/21	1,000	1,119
Boeing Co.	2.350%	10/30/21	4,950	4,970
Boeing Co.	2.125%	3/1/22	2,900	2,897
Boeing Co.	2.700%	5/1/22	2,500	2,549
Boeing Co.	2.800%	3/1/23	2,500	2,548
Boeing Co.	1.875%	6/15/23	5,010	4,962
Carlisle Cos. Inc.	3.750%	11/15/22	2,650	2,732
Caterpillar Financial Services Corp.	1.850%	9/4/20	6,229	6,221
Caterpillar Financial Services Corp.	2.500%	11/13/20	3,500	3,513
Caterpillar Financial Services Corp.	3.350%	12/7/20	700	710
Caterpillar Financial Services Corp.	2.650%	5/17/21	2,950	2,980
Caterpillar Financial Services Corp.	1.700%	8/9/21	10,000	9,948
Caterpillar Financial Services Corp.	3.150%	9/7/21	2,000	2,042
Caterpillar Financial Services Corp.	1.931%	10/1/21	6,438	6,416
Caterpillar Financial Services Corp.	2.950%	2/26/22	5,600	5,715
Caterpillar Financial Services Corp.	2.850%	6/1/22	5,670	5,788
Caterpillar Financial Services Corp.	2.400%	6/6/22	3,700	3,737
Caterpillar Financial Services Corp.	2.550%	11/29/22	5,275	5,366
Caterpillar Financial Services Corp.	3.450%	5/15/23	5,000	5,246
Caterpillar Financial Services Corp.	3.750%	11/24/23	5,215	5,560
Caterpillar Financial Services Corp.	3.650%	12/7/23	3,220	3,423
Caterpillar Financial Services Corp.	2.850%	5/17/24	3,000	3,085
Caterpillar Financial Services Corp.	3.300%	6/9/24	1,750	1,834
Caterpillar Inc.	3.900%	5/27/21	4,920	5,070
Caterpillar Inc.	2.600%	6/26/22	4,786	4,867
Caterpillar Inc.	3.400%	5/15/24	2,646	2,793
CNH Industrial Capital LLC	4.375%	11/6/20	4,011	4,084
CNH Industrial Capital LLC	4.875%	4/1/21	6,420	6,646
CNH Industrial Capital LLC	3.875%	10/15/21	2,295	2,347
CNH Industrial Capital LLC	4.375%	4/5/22	5,560	5,776
CNH Industrial Capital LLC	4.200%	1/15/24	3,650	3,861
CNH Industrial NV	4.500%	8/15/23	5,770	6,143
Crane Co.	4.450%	12/15/23	2,500	2,649
Deere & Co.	2.600%	6/8/22	8,558	8,716
Dover Corp.	4.300%	3/1/21	4,200	4,300
Eaton Corp.	2.750%	11/2/22	6,560	6,671
4 Embraer Overseas Ltd.	5.696%	9/16/23	1,400	1,546
Emerson Electric Co.	2.625%	12/1/21	5,980	6,053
Emerson Electric Co.	2.625%	2/15/23	1,525	1,570
FLIR Systems Inc.	3.125%	6/15/21	2,625	2,652
Flowserve Corp.	3.500%	9/15/22	4,625	4,680
Fortive Corp.	2.350%	6/15/21	4,400	4,405
Fortune Brands Home & Security Inc.	4.000%	9/21/23	3,550	3,741
General Dynamics Corp.	3.000%	5/11/21	8,835	8,985
General Dynamics Corp.	3.875%	7/15/21	3,905	4,024
General Dynamics Corp.	2.250%	11/15/22	1,203	1,213
General Dynamics Corp.	3.375%	5/15/23	8,459	8,859
General Dynamics Corp.	1.875%	8/15/23	5,756	5,709
General Electric Co.	4.625%	1/7/21	9,036	9,266
General Electric Co.	5.300%	2/11/21	8,587	8,868
General Electric Co.	4.650%	10/17/21	8,902	9,254

General Electric Co.	2.700%	10/9/22	9,166	9,199
General Electric Co.	3.100%	1/9/23	8,325	8,432
General Electric Co.	3.375%	3/11/24	12,855	13,221
General Electric Co.	3.450%	5/15/24	5,800	5,958
Honeywell International Inc.	4.250%	3/1/21	5,292	5,460
Honeywell International Inc.	1.850%	11/1/21	9,840	9,825
Honeywell International Inc.	2.150%	8/8/22	3,000	3,026
Honeywell International Inc.	2.300%	8/15/24	6,450	6,545
Illinois Tool Works Inc.	3.375%	9/15/21	4,450	4,559
Illinois Tool Works Inc.	3.500%	3/1/24	8,345	8,808
Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	8,701	9,254
John Deere Capital Corp.	2.450%	9/11/20	2,894	2,907
John Deere Capital Corp.	2.550%	1/8/21	2,250	2,264
John Deere Capital Corp.	2.800%	3/4/21	3,000	3,034
John Deere Capital Corp.	2.875%	3/12/21	3,700	3,747
John Deere Capital Corp.	3.900%	7/12/21	3,585	3,700
John Deere Capital Corp.	3.125%	9/10/21	1,000	1,019
John Deere Capital Corp.	3.150%	10/15/21	2,615	2,672
John Deere Capital Corp.	2.650%	1/6/22	4,702	4,779
John Deere Capital Corp.	2.950%	4/1/22	3,250	3,327
John Deere Capital Corp.	1.950%	6/13/22	2,750	2,749
John Deere Capital Corp.	2.150%	9/8/22	5,650	5,698
John Deere Capital Corp.	2.700%	1/6/23	6,950	7,092
John Deere Capital Corp.	2.800%	1/27/23	5,800	5,957
John Deere Capital Corp.	2.800%	3/6/23	6,873	7,043
John Deere Capital Corp.	3.450%	6/7/23	4,515	4,736
John Deere Capital Corp.	3.650%	10/12/23	3,700	3,924
John Deere Capital Corp.	3.450%	1/10/24	1,675	1,764
John Deere Capital Corp.	2.600%	3/7/24	3,200	3,263
John Deere Capital Corp.	2.650%	6/24/24	6,000	6,135
4 L3Harris Technologies Inc.	4.950%	2/15/21	5,516	5,676
4 L3Harris Technologies Inc.	3.850%	6/15/23	6,450	6,790
4 L3Harris Technologies Inc.	3.950%	5/28/24	2,200	2,343
Lennox International Inc.	3.000%	11/15/23	2,000	2,016
Lockheed Martin Corp.	2.500%	11/23/20	8,163	8,198
Lockheed Martin Corp.	3.350%	9/15/21	6,116	6,277
Lockheed Martin Corp.	3.100%	1/15/23	2,969	3,062
Masco Corp.	3.500%	4/1/21	2,710	2,747
Mohawk Industries Inc.	3.850%	2/1/23	4,325	4,520
Northrop Grumman Corp.	2.080%	10/15/20	2,803	2,803
Northrop Grumman Corp.	3.500%	3/15/21	5,951	6,057
Northrop Grumman Corp.	2.550%	10/15/22	2,358	2,390
Northrop Grumman Corp.	3.250%	8/1/23	7,633	7,930
Nvent Finance Sarl	3.950%	4/15/23	1,000	1,017
Parker-Hannifin Corp.	2.700%	6/14/24	5,100	5,196
Precision Castparts Corp.	2.500%	1/15/23	8,810	8,962
Raytheon Co.	3.125%	10/15/20	3,553	3,595
Raytheon Co.	2.500%	12/15/22	2,363	2,388
Republic Services Inc.	5.250%	11/15/21	2,729	2,904
Republic Services Inc.	3.550%	6/1/22	7,869	8,148
Republic Services Inc.	4.750%	5/15/23	2,513	2,718
Rockwell Collins Inc.	2.800%	3/15/22	7,612	7,727
Rockwell Collins Inc.	3.700%	12/15/23	2,210	2,338
Rockwell Collins Inc.	3.200%	3/15/24	6,725	6,981
Roper Technologies Inc.	3.000%	12/15/20	4,387	4,430
Roper Technologies Inc.	2.800%	12/15/21	6,651	6,711
Roper Technologies Inc.	3.125%	11/15/22	4,412	4,526

Roper Technologies Inc.	2.350%	9/15/24	3,825	3,831
Spirit AeroSystems Inc.	3.950%	6/15/23	7,945	8,220
Stanley Black & Decker Inc.	3.400%	12/1/21	4,000	4,085
Stanley Black & Decker Inc.	2.900%	11/1/22	4,130	4,212
Textron Inc.	4.300%	3/1/24	1,000	1,070
Timken Co.	3.875%	9/1/24	275	286
United Technologies Corp.	3.350%	8/16/21	7,314	7,476
United Technologies Corp.	1.950%	11/1/21	6,540	6,529
United Technologies Corp.	3.100%	6/1/22	9,946	10,237
United Technologies Corp.	3.650%	8/16/23	19,285	20,389
United Technologies Corp.	2.800%	5/4/24	4,000	4,114
Wabtec Corp.	4.400%	3/15/24	4,875	5,191
Waste Management Inc.	4.600%	3/1/21	2,678	2,756
Waste Management Inc.	2.900%	9/15/22	5,111	5,226
Waste Management Inc.	2.400%	5/15/23	4,304	4,350
Waste Management Inc.	2.950%	6/15/24	4,625	4,782
Xylem Inc.	4.875%	10/1/21	5,384	5,633

Communication (1.4%)
Activision Blizzard Inc.	2.300%	9/15/21	7,000	7,015
America Movil SAB de CV	3.125%	7/16/22	10,028	10,280
American Tower Corp.	3.300%	2/15/21	3,500	3,550
American Tower Corp.	3.450%	9/15/21	4,954	5,067
American Tower Corp.	5.900%	11/1/21	6,279	6,739
American Tower Corp.	2.250%	1/15/22	3,660	3,660
American Tower Corp.	4.700%	3/15/22	3,635	3,844
American Tower Corp.	3.500%	1/31/23	7,007	7,262
American Tower Corp.	3.000%	6/15/23	3,750	3,837
American Tower Corp.	5.000%	2/15/24	3,241	3,575
American Tower Corp.	3.375%	5/15/24	5,900	6,132
AT&T Inc.	4.600%	2/15/21	4,100	4,203
AT&T Inc.	2.800%	2/17/21	16,063	16,186
AT&T Inc.	4.450%	5/15/21	8,105	8,392
AT&T Inc.	3.875%	8/15/21	10,211	10,523
AT&T Inc.	3.000%	2/15/22	8,346	8,528
AT&T Inc.	3.200%	3/1/22	9,505	9,725
AT&T Inc.	3.800%	3/15/22	5,821	6,043
AT&T Inc.	3.400%	6/15/22	4,000	4,124
AT&T Inc.	3.000%	6/30/22	7,968	8,115
AT&T Inc.	3.600%	2/17/23	7,550	7,880
AT&T Inc.	4.050%	12/15/23	3,600	3,841
AT&T Inc.	3.800%	3/1/24	5,000	5,284
AT&T Inc.	4.450%	4/1/24	8,000	8,664
AT&T Inc.	3.550%	6/1/24	11,719	12,254
British Telecommunications plc	4.500%	12/4/23	4,700	5,044
CBS Corp.	3.375%	3/1/22	2,120	2,168
CBS Corp.	2.500%	2/15/23	3,300	3,311
CBS Corp.	2.900%	6/1/23	2,725	2,768
CBS Corp.	3.700%	8/15/24	2,625	2,758
CC Holdings GS V LLC / Crown Castle GS III
Corp.	3.849%	4/15/23	13,135	13,804
Charter Communications Operating LLC /
Charter Communications Operating Capital	4.464%	7/23/22	5,679	5,979
Charter Communications Operating LLC /
Charter Communications Operating Capital	4.500%	2/1/24	8,375	8,978
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	7,439	9,110

Comcast Corp.	3.300%	10/1/20	11,300	11,454
Comcast Corp.	3.450%	10/1/21	14,518	14,934
Comcast Corp.	1.625%	1/15/22	4,956	4,918
Comcast Corp.	3.125%	7/15/22	4,724	4,879
Comcast Corp.	2.750%	3/1/23	7,500	7,677
Comcast Corp.	3.000%	2/1/24	6,250	6,468
Comcast Corp.	3.600%	3/1/24	6,098	6,477
Comcast Corp.	3.700%	4/15/24	17,000	18,113
Crown Castle International Corp.	3.400%	2/15/21	5,710	5,790
Crown Castle International Corp.	2.250%	9/1/21	6,121	6,115
Crown Castle International Corp.	4.875%	4/15/22	6,091	6,464
Crown Castle International Corp.	5.250%	1/15/23	8,761	9,550
Crown Castle International Corp.	3.200%	9/1/24	7,050	7,252
Discovery Communications LLC	4.375%	6/15/21	2,753	2,844
Discovery Communications LLC	3.300%	5/15/22	4,496	4,603
Discovery Communications LLC	3.500%	6/15/22	6,807	6,968
Discovery Communications LLC	2.950%	3/20/23	10,000	10,159
Discovery Communications LLC	3.250%	4/1/23	1,950	1,999
Discovery Communications LLC	3.800%	3/13/24	1,100	1,149
Electronic Arts Inc.	3.700%	3/1/21	4,600	4,682
4 Fox Corp.	3.666%	1/25/22	3,750	3,876
4 Fox Corp.	4.030%	1/25/24	8,150	8,666
Interpublic Group of Cos. Inc.	3.500%	10/1/20	4,700	4,754
Interpublic Group of Cos. Inc.	3.750%	10/1/21	4,912	5,033
Interpublic Group of Cos. Inc.	3.750%	2/15/23	5,700	5,943
Interpublic Group of Cos. Inc.	4.200%	4/15/24	7,025	7,529
Moody's Corp.	3.250%	6/7/21	4,320	4,396
Moody's Corp.	2.750%	12/15/21	3,991	4,038
Moody's Corp.	2.625%	1/15/23	2,473	2,497
NBCUniversal Media LLC	4.375%	4/1/21	12,415	12,853
NBCUniversal Media LLC	2.875%	1/15/23	8,629	8,870
Omnicom Group Inc. / Omnicom Capital Inc.	3.625%	5/1/22	8,775	9,094
Orange SA	4.125%	9/14/21	9,428	9,803
RELX Capital Inc.	3.125%	10/15/22	4,007	4,089
RELX Capital Inc.	3.500%	3/16/23	4,688	4,854
Rogers Communications Inc.	3.000%	3/15/23	650	666
Rogers Communications Inc.	4.100%	10/1/23	7,600	8,097
Telefonica Emisiones SAU	5.462%	2/16/21	11,029	11,512
Telefonica Emisiones SAU	4.570%	4/27/23	2,000	2,148
Thomson Reuters Corp.	4.300%	11/23/23	4,200	4,478
Time Warner Cable LLC	4.125%	2/15/21	5,495	5,596
Time Warner Cable LLC	4.000%	9/1/21	7,029	7,199
Time Warner Entertainment Co. LP	8.375%	3/15/23	3,851	4,558
Verizon Communications Inc.	3.450%	3/15/21	9,815	10,024
Verizon Communications Inc.	4.600%	4/1/21	8,757	9,089
Verizon Communications Inc.	3.125%	3/16/22	11,758	12,075
Verizon Communications Inc.	2.450%	11/1/22	8,825	8,933
Verizon Communications Inc.	5.150%	9/15/23	25,502	28,476
Verizon Communications Inc.	4.150%	3/15/24	137	148
Viacom Inc.	3.875%	12/15/21	3,816	3,942
Viacom Inc.	4.250%	9/1/23	8,210	8,711
Viacom Inc.	3.875%	4/1/24	4,109	4,310
Vodafone Group plc	3.750%	1/16/24	15,200	15,998
Walt Disney Co.	2.300%	2/12/21	5,000	5,027
4 Walt Disney Co.	4.500%	2/15/21	7,075	7,324
Walt Disney Co.	3.750%	6/1/21	3,941	4,058
Walt Disney Co.	2.750%	8/16/21	5,725	5,811

Walt Disney Co.	2.550%	2/15/22	1,850	1,880
Walt Disney Co.	2.450%	3/4/22	4,280	4,339
4 Walt Disney Co.	3.000%	9/15/22	6,425	6,617
Walt Disney Co.	1.750%	8/30/24	5,000	4,945
4 Walt Disney Co.	3.700%	9/15/24	3,500	3,739
Weibo Corp.	3.500%	7/5/24	4,900	4,976
WPP Finance 2010	4.750%	11/21/21	3,624	3,793
WPP Finance 2010	3.625%	9/7/22	3,283	3,383
WPP Finance 2010	3.750%	9/19/24	4,173	4,337

Consumer Cyclical (2.1%)
Advance Auto Parts Inc.	4.500%	12/1/23	2,821	3,045
Alibaba Group Holding Ltd.	3.125%	11/28/21	9,200	9,340
Alibaba Group Holding Ltd.	2.800%	6/6/23	2,000	2,024
Amazon.com Inc.	3.300%	12/5/21	6,825	7,026
Amazon.com Inc.	2.500%	11/29/22	5,896	5,993
Amazon.com Inc.	2.400%	2/22/23	5,285	5,374
Amazon.com Inc.	2.800%	8/22/24	12,300	12,777
American Honda Finance Corp.	3.150%	1/8/21	2,889	2,932
American Honda Finance Corp.	2.650%	2/12/21	4,978	5,027
American Honda Finance Corp.	1.650%	7/12/21	9,119	9,069
American Honda Finance Corp.	1.700%	9/9/21	6,403	6,372
American Honda Finance Corp.	3.375%	12/10/21	3,070	3,156
American Honda Finance Corp.	2.600%	11/16/22	4,250	4,316
American Honda Finance Corp.	2.050%	1/10/23	4,000	3,995
American Honda Finance Corp.	3.450%	7/14/23	4,137	4,332
American Honda Finance Corp.	3.625%	10/10/23	2,320	2,451
American Honda Finance Corp.	2.900%	2/16/24	7,265	7,483
American Honda Finance Corp.	2.400%	6/27/24	3,990	4,027
American Honda Finance Corp.	2.150%	9/10/24	3,800	3,776
Aptiv Corp.	4.150%	3/15/24	2,392	2,528
AutoNation Inc.	3.350%	1/15/21	5,650	5,684
AutoZone Inc.	3.700%	4/15/22	1,591	1,642
AutoZone Inc.	2.875%	1/15/23	6,600	6,702
AutoZone Inc.	3.125%	4/18/24	4,000	4,133
Best Buy Co. Inc.	5.500%	3/15/21	1,650	1,712
Block Financial LLC	4.125%	10/1/20	6,000	6,095
Block Financial LLC	5.500%	11/1/22	2,500	2,664
Booking Holdings Inc.	2.750%	3/15/23	8,678	8,885
Carnival Corp.	3.950%	10/15/20	3,097	3,155
Choice Hotels International Inc.	5.750%	7/1/22	2,750	2,943
Costco Wholesale Corp.	2.150%	5/18/21	8,145	8,180
Costco Wholesale Corp.	2.250%	2/15/22	2,483	2,502
Costco Wholesale Corp.	2.300%	5/18/22	6,756	6,821
Costco Wholesale Corp.	2.750%	5/18/24	3,852	3,985
Cummins Inc.	3.650%	10/1/23	3,391	3,599
Dollar General Corp.	3.250%	4/15/23	5,310	5,476
Dollar Tree Inc.	3.700%	5/15/23	7,987	8,288
DR Horton Inc.	2.550%	12/1/20	7,283	7,305
DR Horton Inc.	4.375%	9/15/22	1,033	1,073
DR Horton Inc.	4.750%	2/15/23	3,325	3,540
eBay Inc.	2.875%	8/1/21	5,075	5,119
eBay Inc.	3.800%	3/9/22	5,502	5,692
eBay Inc.	2.600%	7/15/22	5,603	5,655
eBay Inc.	2.750%	1/30/23	4,634	4,691
eBay Inc.	3.450%	8/1/24	3,000	3,117
Expedia Group Inc.	4.500%	8/15/24	1,535	1,663

Ford Motor Credit Co. LLC	2.343%	11/2/20	10,100	10,055
Ford Motor Credit Co. LLC	3.200%	1/15/21	6,615	6,624
Ford Motor Credit Co. LLC	5.750%	2/1/21	9,525	9,847
Ford Motor Credit Co. LLC	3.336%	3/18/21	9,790	9,829
Ford Motor Credit Co. LLC	5.875%	8/2/21	10,295	10,775
Ford Motor Credit Co. LLC	3.813%	10/12/21	8,725	8,799
Ford Motor Credit Co. LLC	5.596%	1/7/22	9,202	9,655
Ford Motor Credit Co. LLC	3.219%	1/9/22	4,066	4,062
Ford Motor Credit Co. LLC	3.339%	3/28/22	10,950	10,964
Ford Motor Credit Co. LLC	2.979%	8/3/22	10,925	10,818
Ford Motor Credit Co. LLC	4.250%	9/20/22	9,185	9,388
Ford Motor Credit Co. LLC	3.350%	11/1/22	8,250	8,252
Ford Motor Credit Co. LLC	3.096%	5/4/23	2,085	2,047
Ford Motor Credit Co. LLC	4.375%	8/6/23	6,100	6,236
Ford Motor Credit Co. LLC	3.810%	1/9/24	4,650	4,635
Ford Motor Credit Co. LLC	5.584%	3/18/24	3,630	3,861
Ford Motor Credit Co. LLC	3.664%	9/8/24	2,355	2,313
General Motors Co.	4.875%	10/2/23	4,704	5,035
General Motors Financial Co. Inc.	2.450%	11/6/20	7,541	7,535
General Motors Financial Co. Inc.	3.700%	11/24/20	8,026	8,134
General Motors Financial Co. Inc.	4.200%	3/1/21	10,214	10,435
General Motors Financial Co. Inc.	3.550%	4/9/21	7,590	7,699
General Motors Financial Co. Inc.	3.200%	7/6/21	11,813	11,931
General Motors Financial Co. Inc.	4.375%	9/25/21	7,719	7,970
General Motors Financial Co. Inc.	4.200%	11/6/21	5,200	5,360
General Motors Financial Co. Inc.	3.450%	1/14/22	12,936	13,182
General Motors Financial Co. Inc.	3.450%	4/10/22	12,287	12,494
General Motors Financial Co. Inc.	3.150%	6/30/22	5,563	5,615
General Motors Financial Co. Inc.	3.550%	7/8/22	7,000	7,147
General Motors Financial Co. Inc.	3.250%	1/5/23	2,775	2,803
General Motors Financial Co. Inc.	3.700%	5/9/23	8,215	8,400
General Motors Financial Co. Inc.	4.250%	5/15/23	6,421	6,699
General Motors Financial Co. Inc.	4.150%	6/19/23	1,550	1,611
General Motors Financial Co. Inc.	5.100%	1/17/24	8,315	8,932
GLP Capital LP / GLP Financing II Inc.	4.375%	4/15/21	2,150	2,198
GLP Capital LP / GLP Financing II Inc.	3.350%	9/1/24	1,440	1,449
Home Depot Inc.	2.000%	4/1/21	10,406	10,431
Home Depot Inc.	4.400%	4/1/21	9,033	9,322
Home Depot Inc.	3.250%	3/1/22	4,920	5,089
Home Depot Inc.	2.625%	6/1/22	9,485	9,690
Home Depot Inc.	2.700%	4/1/23	7,084	7,292
Home Depot Inc.	3.750%	2/15/24	2,196	2,357
IHS Markit Ltd.	4.125%	8/1/23	1,565	1,647
IHS Markit Ltd.	3.625%	5/1/24	2,000	2,077
JD.com Inc.	3.125%	4/29/21	3,700	3,717
Kohl's Corp.	3.250%	2/1/23	1,490	1,518
Las Vegas Sands Corp.	3.200%	8/8/24	4,000	4,075
Lowe's Cos. Inc.	3.750%	4/15/21	2,908	2,968
Lowe's Cos. Inc.	3.800%	11/15/21	3,232	3,324
Lowe's Cos. Inc.	3.120%	4/15/22	2,803	2,865
Lowe's Cos. Inc.	3.875%	9/15/23	5,900	6,247
Macy's Retail Holdings Inc.	3.450%	1/15/21	3,050	3,061
Macy's Retail Holdings Inc.	3.875%	1/15/22	825	836
Macy's Retail Holdings Inc.	2.875%	2/15/23	9,425	9,316
Macy's Retail Holdings Inc.	4.375%	9/1/23	2,735	2,811
Magna International Inc.	3.625%	6/15/24	6,350	6,661
Marriott International Inc.	3.375%	10/15/20	3,876	3,906

Marriott International Inc.	2.875%	3/1/21	1,625	1,635
Marriott International Inc.	3.125%	10/15/21	3,725	3,780
Marriott International Inc.	2.300%	1/15/22	3,365	3,364
Marriott International Inc.	3.250%	9/15/22	3,804	3,897
Marriott International Inc.	3.600%	4/15/24	4,100	4,301
Mastercard Inc.	2.000%	11/21/21	7,725	7,756
Mastercard Inc.	3.375%	4/1/24	4,043	4,290
McDonald's Corp.	2.750%	12/9/20	5,125	5,165
McDonald's Corp.	3.625%	5/20/21	6,313	6,479
McDonald's Corp.	2.625%	1/15/22	9,592	9,729
McDonald's Corp.	3.350%	4/1/23	2,450	2,552
Nordstrom Inc.	4.000%	10/15/21	3,054	3,137
NVR Inc.	3.950%	9/15/22	3,907	4,072
O'Reilly Automotive Inc.	4.875%	1/14/21	3,510	3,609
O'Reilly Automotive Inc.	4.625%	9/15/21	2,285	2,375
O'Reilly Automotive Inc.	3.850%	6/15/23	6,633	6,965
PACCAR Financial Corp.	2.050%	11/13/20	1,000	1,001
PACCAR Financial Corp.	2.250%	2/25/21	2,725	2,735
PACCAR Financial Corp.	2.800%	3/1/21	3,068	3,101
PACCAR Financial Corp.	3.150%	8/9/21	3,485	3,552
PACCAR Financial Corp.	2.850%	3/1/22	2,600	2,648
PACCAR Financial Corp.	2.650%	5/10/22	3,200	3,247
PACCAR Financial Corp.	2.000%	9/26/22	405	406
PACCAR Financial Corp.	3.400%	8/9/23	2,927	3,060
PACCAR Financial Corp.	2.150%	8/15/24	1,200	1,196
QVC Inc.	4.375%	3/15/23	7,844	8,105
QVC Inc.	4.850%	4/1/24	3,800	4,011
Royal Caribbean Cruises Ltd.	2.650%	11/28/20	1,903	1,908
Royal Caribbean Cruises Ltd.	5.250%	11/15/22	4,750	5,136
Sands China Ltd.	4.600%	8/8/23	3,875	4,098
Starbucks Corp.	2.200%	11/22/20	4,461	4,465
Starbucks Corp.	2.100%	2/4/21	4,776	4,776
Starbucks Corp.	2.700%	6/15/22	2,746	2,792
Starbucks Corp.	3.100%	3/1/23	7,725	7,990
Starbucks Corp.	3.850%	10/1/23	6,025	6,405
Tapestry Inc.	3.000%	7/15/22	2,800	2,826
Target Corp.	2.900%	1/15/22	7,503	7,701
Target Corp.	3.500%	7/1/24	400	428
TJX Cos. Inc.	2.750%	6/15/21	7,087	7,174
TJX Cos. Inc.	2.500%	5/15/23	4,600	4,673
Toyota Motor Corp.	3.183%	7/20/21	11,200	11,441
Toyota Motor Corp.	2.157%	7/2/22	3,900	3,927
Toyota Motor Corp.	3.419%	7/20/23	8,900	9,362
Toyota Motor Corp.	2.358%	7/2/24	3,100	3,132
Toyota Motor Credit Corp.	4.250%	1/11/21	3,135	3,227
Toyota Motor Credit Corp.	1.900%	4/8/21	8,245	8,246
Toyota Motor Credit Corp.	2.950%	4/13/21	8,180	8,307
Toyota Motor Credit Corp.	2.750%	5/17/21	4,810	4,872
Toyota Motor Credit Corp.	3.400%	9/15/21	8,265	8,476
Toyota Motor Credit Corp.	2.600%	1/11/22	10,165	10,325
Toyota Motor Credit Corp.	3.300%	1/12/22	3,851	3,962
Toyota Motor Credit Corp.	2.650%	4/12/22	5,375	5,472
Toyota Motor Credit Corp.	2.150%	9/8/22	9,975	10,044
Toyota Motor Credit Corp.	2.625%	1/10/23	1,100	1,121
Toyota Motor Credit Corp.	2.700%	1/11/23	5,082	5,149
Toyota Motor Credit Corp.	3.450%	9/20/23	440	463
Toyota Motor Credit Corp.	2.250%	10/18/23	3,982	4,011

Toyota Motor Credit Corp.	2.900%	4/17/24	2,800	2,897
VF Corp.	3.500%	9/1/21	2,000	2,048
Visa Inc.	2.200%	12/14/20	16,056	16,119
Visa Inc.	2.150%	9/15/22	6,334	6,397
Visa Inc.	2.800%	12/14/22	17,802	18,327
Walgreen Co.	3.100%	9/15/22	1,311	1,342
Walgreens Boots Alliance Inc.	3.300%	11/18/21	15,114	15,438
Walmart Inc.	3.250%	10/25/20	9,187	9,321
Walmart Inc.	1.900%	12/15/20	15,549	15,571
Walmart Inc.	3.125%	6/23/21	5,545	5,673
Walmart Inc.	2.350%	12/15/22	8,853	8,982
Walmart Inc.	2.550%	4/11/23	7,706	7,863
Walmart Inc.	3.400%	6/26/23	7,756	8,151
Walmart Inc.	3.300%	4/22/24	10,489	11,068
Walmart Inc.	2.850%	7/8/24	7,500	7,796
Western Union Co.	3.600%	3/15/22	3,750	3,853
Western Union Co.	4.250%	6/9/23	1,050	1,105

Consumer Noncyclical (3.6%)
Abbott Laboratories	2.900%	11/30/21	10,197	10,379
Abbott Laboratories	2.550%	3/15/22	6,061	6,133
Abbott Laboratories	3.400%	11/30/23	7,672	8,064
AbbVie Inc.	2.300%	5/14/21	10,660	10,680
AbbVie Inc.	3.375%	11/14/21	7,900	8,074
AbbVie Inc.	2.900%	11/6/22	13,498	13,734
AbbVie Inc.	3.200%	11/6/22	10,572	10,851
AbbVie Inc.	2.850%	5/14/23	8,443	8,570
AbbVie Inc.	3.750%	11/14/23	8,250	8,674
Actavis Inc.	3.250%	10/1/22	15,915	16,258
Agilent Technologies Inc.	3.200%	10/1/22	4,339	4,436
Agilent Technologies Inc.	3.875%	7/15/23	1,820	1,911
Allergan Funding SCS	3.450%	3/15/22	10,861	11,132
Allergan Funding SCS	3.850%	6/15/24	7,247	7,599
Altria Group Inc.	4.750%	5/5/21	8,445	8,777
Altria Group Inc.	3.490%	2/14/22	4,725	4,842
Altria Group Inc.	2.850%	8/9/22	3,443	3,484
Altria Group Inc.	4.000%	1/31/24	8,745	9,194
Altria Group Inc.	3.800%	2/14/24	7,317	7,644
AmerisourceBergen Corp.	3.500%	11/15/21	5,245	5,349
AmerisourceBergen Corp.	3.400%	5/15/24	5,651	5,881
Amgen Inc.	4.100%	6/15/21	7,180	7,381
Amgen Inc.	1.850%	8/19/21	5,705	5,677
Amgen Inc.	3.875%	11/15/21	7,430	7,668
Amgen Inc.	2.700%	5/1/22	2,100	2,123
Amgen Inc.	2.650%	5/11/22	1,103	1,116
Amgen Inc.	3.625%	5/15/22	5,840	6,038
Amgen Inc.	2.250%	8/19/23	5,760	5,784
Amgen Inc.	3.625%	5/22/24	5,740	6,075
Anheuser-Busch InBev Finance Inc.	2.650%	2/1/21	5,996	6,053
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	3,862	3,934
Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	26,724	27,748
Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	8,092	8,607
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	4,293	4,411
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	16,343	16,579
Anheuser-Busch InBev Worldwide Inc.	3.500%	1/12/24	3,275	3,450
Archer-Daniels-Midland Co.	4.479%	3/1/21	3,229	3,337
Archer-Daniels-Midland Co.	3.375%	3/15/22	3,000	3,096

AstraZeneca plc	2.375%	11/16/20	7,082	7,105
AstraZeneca plc	2.375%	6/12/22	6,000	6,037
AstraZeneca plc	3.500%	8/17/23	4,350	4,540
BAT Capital Corp.	2.764%	8/15/22	10,392	10,480
BAT Capital Corp.	3.222%	8/15/24	9,649	9,757
BAT Capital Corp.	2.789%	9/6/24	9,925	9,831
Baxalta Inc.	3.600%	6/23/22	1,146	1,172
Baxter International Inc.	1.700%	8/15/21	2,505	2,483
Beam Suntory Inc.	3.250%	5/15/22	151	154
Becton Dickinson & Co.	3.250%	11/12/20	5,298	5,349
Becton Dickinson & Co.	3.125%	11/8/21	10,862	11,039
Becton Dickinson & Co.	2.894%	6/6/22	13,875	14,089
Becton Dickinson & Co.	3.363%	6/6/24	12,976	13,504
Bio-Rad Laboratories Inc.	4.875%	12/15/20	3,075	3,133
Biogen Inc.	3.625%	9/15/22	7,288	7,579
Boston Scientific Corp.	3.375%	5/15/22	3,525	3,626
Boston Scientific Corp.	4.125%	10/1/23	3,281	3,497
Boston Scientific Corp.	3.450%	3/1/24	6,283	6,554
4 Bristol-Myers Squibb Co.	2.550%	5/14/21	7,000	7,071
4 Bristol-Myers Squibb Co.	2.600%	5/16/22	9,500	9,657
Bristol-Myers Squibb Co.	2.000%	8/1/22	8,085	8,094
Bristol-Myers Squibb Co.	3.250%	11/1/23	1,425	1,487
4 Bristol-Myers Squibb Co.	2.900%	7/26/24	13,430	13,846
Bunge Ltd. Finance Corp.	3.500%	11/24/20	2,940	2,972
Bunge Ltd. Finance Corp.	3.000%	9/25/22	2,925	2,956
Bunge Ltd. Finance Corp.	4.350%	3/15/24	4,100	4,312
Campbell Soup Co.	3.300%	3/15/21	6,812	6,905
Campbell Soup Co.	3.650%	3/15/23	7,842	8,159
Cardinal Health Inc.	4.625%	12/15/20	3,315	3,403
Cardinal Health Inc.	2.616%	6/15/22	4,586	4,607
Cardinal Health Inc.	3.200%	3/15/23	5,594	5,748
Cardinal Health Inc.	3.079%	6/15/24	6,076	6,146
Celgene Corp.	2.875%	8/15/20	10,767	10,831
Celgene Corp.	3.950%	10/15/20	9,571	9,736
Celgene Corp.	2.875%	2/19/21	2,705	2,732
Celgene Corp.	2.250%	8/15/21	2,590	2,595
Celgene Corp.	3.250%	8/15/22	4,454	4,585
Celgene Corp.	3.550%	8/15/22	7,460	7,750
Celgene Corp.	2.750%	2/15/23	6,240	6,350
Celgene Corp.	3.250%	2/20/23	5,075	5,227
Celgene Corp.	4.000%	8/15/23	5,766	6,141
Church & Dwight Co. Inc.	2.450%	8/1/22	1,970	1,979
Cigna Corp.	3.400%	9/17/21	8,485	8,658
Cigna Corp.	3.750%	7/15/23	6,735	7,051
Clorox Co.	3.050%	9/15/22	4,625	4,727
Coca-Cola Co.	1.875%	10/27/20	8,425	8,424
Coca-Cola Co.	2.450%	11/1/20	8,370	8,417
Coca-Cola Co.	3.150%	11/15/20	7,005	7,100
Coca-Cola Co.	1.550%	9/1/21	6,540	6,506
Coca-Cola Co.	3.300%	9/1/21	7,031	7,224
Coca-Cola Co.	2.200%	5/25/22	3,600	3,628
Coca-Cola Co.	2.500%	4/1/23	4,936	5,031
Coca-Cola Co.	3.200%	11/1/23	8,059	8,458
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	1,525	1,617
Colgate-Palmolive Co.	2.450%	11/15/21	2,265	2,296
Colgate-Palmolive Co.	2.300%	5/3/22	3,488	3,528
Colgate-Palmolive Co.	2.250%	11/15/22	7,254	7,365

Colgate-Palmolive Co.	2.100%	5/1/23	2,901	2,927
Colgate-Palmolive Co.	3.250%	3/15/24	3,500	3,708
CommonSpirit Health	2.950%	11/1/22	2,000	2,029
Conagra Brands Inc.	3.800%	10/22/21	7,950	8,203
Conagra Brands Inc.	3.250%	9/15/22	4,000	4,097
Conagra Brands Inc.	4.300%	5/1/24	7,650	8,193
Constellation Brands Inc.	2.250%	11/6/20	6,750	6,753
Constellation Brands Inc.	3.750%	5/1/21	4,888	4,991
Constellation Brands Inc.	2.650%	11/7/22	1,000	1,011
Constellation Brands Inc.	3.200%	2/15/23	4,150	4,275
Constellation Brands Inc.	4.250%	5/1/23	6,771	7,215
Covidien International Finance SA	3.200%	6/15/22	6,204	6,377
CVS Health Corp.	3.350%	3/9/21	15,181	15,425
CVS Health Corp.	2.125%	6/1/21	14,189	14,172
CVS Health Corp.	3.500%	7/20/22	5,750	5,938
CVS Health Corp.	2.750%	12/1/22	8,416	8,510
CVS Health Corp.	4.750%	12/1/22	2,135	2,282
CVS Health Corp.	3.700%	3/9/23	47,219	49,140
CVS Health Corp.	3.375%	8/12/24	4,825	4,990
Danaher Corp.	2.400%	9/15/20	3,752	3,768
Diageo Capital plc	2.625%	4/29/23	9,453	9,624
Diageo Capital plc	2.125%	10/24/24	8,000	7,998
Diageo Investment Corp.	2.875%	5/11/22	844	862
Dignity Health	3.125%	11/1/22	320	326
Eli Lilly & Co.	2.350%	5/15/22	2,605	2,637
Estee Lauder Cos. Inc.	1.700%	5/10/21	3,475	3,460
Express Scripts Holding Co.	2.600%	11/30/20	3,640	3,650
Express Scripts Holding Co.	3.300%	2/25/21	3,900	3,952
Express Scripts Holding Co.	4.750%	11/15/21	7,386	7,756
Express Scripts Holding Co.	3.900%	2/15/22	9,710	10,053
Express Scripts Holding Co.	3.050%	11/30/22	5,400	5,509
Express Scripts Holding Co.	3.000%	7/15/23	8,772	8,951
Express Scripts Holding Co.	3.500%	6/15/24	7,706	8,049
Flowers Foods Inc.	4.375%	4/1/22	1,450	1,513
Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	1,970	1,993
General Mills Inc.	3.200%	4/16/21	5,275	5,352
General Mills Inc.	3.150%	12/15/21	8,477	8,641
General Mills Inc.	2.600%	10/12/22	5,183	5,233
General Mills Inc.	3.700%	10/17/23	5,900	6,208
Gilead Sciences Inc.	2.550%	9/1/20	6	6
Gilead Sciences Inc.	4.500%	4/1/21	5,762	5,942
Gilead Sciences Inc.	4.400%	12/1/21	7,214	7,522
Gilead Sciences Inc.	3.250%	9/1/22	8,649	8,955
Gilead Sciences Inc.	2.500%	9/1/23	7,900	8,002
Gilead Sciences Inc.	3.700%	4/1/24	12,790	13,534
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	6,940	7,122
GlaxoSmithKline Capital Inc.	3.375%	5/15/23	9,900	10,330
GlaxoSmithKline Capital plc	3.125%	5/14/21	12,611	12,833
GlaxoSmithKline Capital plc	2.850%	5/8/22	8,060	8,225
GlaxoSmithKline Capital plc	2.875%	6/1/22	10,600	10,831
GlaxoSmithKline Capital plc	3.000%	6/1/24	2,450	2,533
Hasbro Inc.	3.150%	5/15/21	2,040	2,066
HCA Inc.	4.750%	5/1/23	9,675	10,340
HCA Inc.	5.000%	3/15/24	10,505	11,450
Hershey Co.	4.125%	12/1/20	1,590	1,627
Hershey Co.	3.100%	5/15/21	2,570	2,611
Hershey Co.	2.625%	5/1/23	1,250	1,275

Hershey Co.	3.375%	5/15/23	5,367	5,630
Ingredion Inc.	4.625%	11/1/20	2,100	2,148
JM Smucker Co.	3.000%	3/15/22	3,065	3,106
Johnson & Johnson	1.950%	11/10/20	3,800	3,802
Johnson & Johnson	1.650%	3/1/21	9,360	9,340
Johnson & Johnson	3.550%	5/15/21	3,450	3,542
Johnson & Johnson	2.450%	12/5/21	1,245	1,261
Johnson & Johnson	2.250%	3/3/22	3,360	3,392
Johnson & Johnson	2.050%	3/1/23	3,730	3,754
Johnson & Johnson	3.375%	12/5/23	6,250	6,636
Kaiser Foundation Hospitals	3.500%	4/1/22	1,905	1,983
Kellogg Co.	4.000%	12/15/20	594	606
Kellogg Co.	3.125%	5/17/22	200	204
Kellogg Co.	2.650%	12/1/23	834	844
Keurig Dr Pepper Inc.	3.551%	5/25/21	8,583	8,766
Keurig Dr Pepper Inc.	4.057%	5/25/23	12,319	13,029
Keurig Dr Pepper Inc.	3.130%	12/15/23	5,900	6,032
Kimberly-Clark Corp.	3.875%	3/1/21	2,195	2,248
Kimberly-Clark Corp.	2.400%	6/1/23	1,675	1,701
Kraft Foods Group Inc.	3.500%	6/6/22	5,013	5,141
Kraft Heinz Foods Co.	3.375%	6/15/21	1,925	1,949
Kraft Heinz Foods Co.	3.500%	7/15/22	3,548	3,636
Kraft Heinz Foods Co.	4.000%	6/15/23	10,229	10,676
Kroger Co.	3.300%	1/15/21	4,213	4,268
Kroger Co.	2.600%	2/1/21	2,420	2,431
Kroger Co.	2.950%	11/1/21	1,600	1,625
Kroger Co.	3.400%	4/15/22	2,000	2,053
Kroger Co.	2.800%	8/1/22	3,975	4,034
Kroger Co.	3.850%	8/1/23	5,250	5,534
Kroger Co.	4.000%	2/1/24	2,400	2,552
Laboratory Corp. of America Holdings	3.200%	2/1/22	3,774	3,852
Laboratory Corp. of America Holdings	3.750%	8/23/22	6,587	6,832
Laboratory Corp. of America Holdings	4.000%	11/1/23	2,000	2,110
Laboratory Corp. of America Holdings	3.250%	9/1/24	3,218	3,326
McCormick & Co. Inc.	2.700%	8/15/22	3,156	3,195
McCormick & Co. Inc.	3.150%	8/15/24	4,860	5,023
McKesson Corp.	3.650%	11/30/20	5,601	5,688
McKesson Corp.	2.700%	12/15/22	2,000	2,020
McKesson Corp.	2.850%	3/15/23	3,480	3,525
McKesson Corp.	3.796%	3/15/24	4,530	4,737
Mead Johnson Nutrition Co.	3.000%	11/15/20	7,688	7,756
Medtronic Inc.	3.150%	3/15/22	6,722	6,931
Medtronic Inc.	2.750%	4/1/23	3,650	3,741
Medtronic Inc.	3.625%	3/15/24	1,065	1,135
Merck & Co. Inc.	2.350%	2/10/22	8,638	8,751
Merck & Co. Inc.	2.400%	9/15/22	8,742	8,864
Merck & Co. Inc.	2.800%	5/18/23	7,885	8,119
Merck & Co. Inc.	2.900%	3/7/24	5,000	5,192
Molson Coors Brewing Co.	2.100%	7/15/21	5,925	5,905
Molson Coors Brewing Co.	3.500%	5/1/22	3,428	3,528
4 Mondelez International Holdings Netherlands BV	2.125%	9/19/22	9,500	9,480
Mylan Inc.	4.200%	11/29/23	5,625	5,896
Mylan NV	3.750%	12/15/20	1,247	1,268
Mylan NV	3.150%	6/15/21	5,459	5,524
Newell Brands Inc.	3.850%	4/1/23	8,174	8,407
Novartis Capital Corp.	2.400%	5/17/22	5,191	5,259

Novartis Capital Corp.	2.400%	9/21/22	8,057	8,186
Novartis Capital Corp.	3.400%	5/6/24	10,058	10,680
PepsiCo Inc.	2.150%	10/14/20	7,923	7,938
PepsiCo Inc.	3.125%	11/1/20	6,699	6,788
PepsiCo Inc.	2.000%	4/15/21	8,070	8,101
PepsiCo Inc.	3.000%	8/25/21	5,550	5,660
PepsiCo Inc.	1.700%	10/6/21	6,758	6,735
PepsiCo Inc.	2.750%	3/5/22	6,800	6,949
PepsiCo Inc.	2.250%	5/2/22	6,091	6,138
PepsiCo Inc.	3.100%	7/17/22	2,965	3,061
PepsiCo Inc.	2.750%	3/1/23	7,500	7,682
PepsiCo Inc.	3.600%	3/1/24	125	133
PerkinElmer Inc.	5.000%	11/15/21	3,125	3,313
Perrigo Finance Unlimited Co.	3.500%	3/15/21	1,896	1,901
Perrigo Finance Unlimited Co.	3.500%	12/15/21	2,144	2,161
Pfizer Inc.	1.950%	6/3/21	2,780	2,783
Pfizer Inc.	3.000%	9/15/21	5,000	5,105
Pfizer Inc.	2.200%	12/15/21	8,899	8,957
Pfizer Inc.	2.800%	3/11/22	5,736	5,866
Pfizer Inc.	3.000%	6/15/23	8,697	9,027
Pfizer Inc.	3.200%	9/15/23	4,100	4,297
Pfizer Inc.	2.950%	3/15/24	5,000	5,196
Pfizer Inc.	3.400%	5/15/24	6,253	6,638
Philip Morris International Inc.	1.875%	2/25/21	6,857	6,848
Philip Morris International Inc.	4.125%	5/17/21	3,487	3,600
Philip Morris International Inc.	2.900%	11/15/21	5,094	5,176
Philip Morris International Inc.	2.625%	2/18/22	4,548	4,599
Philip Morris International Inc.	2.375%	8/17/22	5,603	5,638
Philip Morris International Inc.	2.500%	8/22/22	6,199	6,248
Philip Morris International Inc.	2.500%	11/2/22	6,634	6,697
Philip Morris International Inc.	2.125%	5/10/23	1,300	1,296
Philip Morris International Inc.	3.600%	11/15/23	3,225	3,398
Philip Morris International Inc.	2.875%	5/1/24	3,575	3,665
3 Procter & Gamble - Esop	9.360%	1/1/21	1,716	1,809
Procter & Gamble Co.	1.900%	10/23/20	5,775	5,777
Procter & Gamble Co.	1.850%	2/2/21	2,175	2,174
Procter & Gamble Co.	1.700%	11/3/21	7,610	7,586
Procter & Gamble Co.	2.300%	2/6/22	6,697	6,793
Procter & Gamble Co.	3.100%	8/15/23	5,969	6,261
Reynolds American Inc.	4.000%	6/12/22	6,663	6,933
Reynolds American Inc.	4.850%	9/15/23	2,675	2,885
Sanofi	4.000%	3/29/21	7,370	7,591
Sanofi	3.375%	6/19/23	8,200	8,604
Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	22,834	22,918
Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	20,411	20,803
SSM Health Care Corp.	3.688%	6/1/23	3,800	3,998
Stryker Corp.	2.625%	3/15/21	5,455	5,482
Stryker Corp.	3.375%	5/15/24	4,250	4,456
Sysco Corp.	2.600%	10/1/20	2,791	2,804
Sysco Corp.	2.500%	7/15/21	4,315	4,348
Sysco Corp.	2.600%	6/12/22	3,525	3,570
4 Takeda Pharmaceutical Co. Ltd.	4.000%	11/26/21	8,325	8,617
4 Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	10,475	11,291
Thermo Fisher Scientific Inc.	4.500%	3/1/21	5,941	6,138
Thermo Fisher Scientific Inc.	3.600%	8/15/21	7,725	7,909
Thermo Fisher Scientific Inc.	3.300%	2/15/22	2,110	2,172
Thermo Fisher Scientific Inc.	3.000%	4/15/23	8,504	8,743

Thermo Fisher Scientific Inc.	4.150%	2/1/24	2,100	2,254
Tyson Foods Inc.	2.250%	8/23/21	7,445	7,448
Tyson Foods Inc.	4.500%	6/15/22	6,085	6,436
Tyson Foods Inc.	3.900%	9/28/23	1,600	1,693
Tyson Foods Inc.	3.950%	8/15/24	13,814	14,770
Unilever Capital Corp.	4.250%	2/10/21	6,897	7,096
Unilever Capital Corp.	2.750%	3/22/21	1,695	1,713
Unilever Capital Corp.	1.375%	7/28/21	8,675	8,567
Unilever Capital Corp.	3.000%	3/7/22	5,450	5,577
Unilever Capital Corp.	2.200%	5/5/22	4,258	4,278
Unilever Capital Corp.	3.125%	3/22/23	3,215	3,328
Unilever Capital Corp.	3.250%	3/7/24	2,740	2,886
Unilever Capital Corp.	2.600%	5/5/24	3,750	3,850
Whirlpool Corp.	4.850%	6/15/21	1,190	1,239
Whirlpool Corp.	4.700%	6/1/22	2,148	2,277
Whirlpool Corp.	4.000%	3/1/24	2,175	2,317
Wyeth LLC	7.250%	3/1/23	1,000	1,173
Wyeth LLC	6.450%	2/1/24	3,364	3,964
Zimmer Biomet Holdings Inc.	3.150%	4/1/22	6,477	6,596
Zimmer Biomet Holdings Inc.	3.700%	3/19/23	3,390	3,534
Zoetis Inc.	3.450%	11/13/20	3,225	3,264
Zoetis Inc.	3.250%	8/20/21	2,050	2,084
Zoetis Inc.	3.250%	2/1/23	11,913	12,280

Energy (2.0%)
Apache Corp.	3.625%	2/1/21	1,354	1,369
Apache Corp.	3.250%	4/15/22	3,884	3,947
Baker Hughes a GE Co. LLC	3.200%	8/15/21	4,295	4,359
Baker Hughes a GE Co. LLC / Baker Hughes
Co-Obligor Inc.	2.773%	12/15/22	8,600	8,738
Boardwalk Pipelines LP	3.375%	2/1/23	3,178	3,207
BP Capital Markets America Inc.	4.500%	10/1/20	9,813	10,047
BP Capital Markets America Inc.	4.742%	3/11/21	7,250	7,531
BP Capital Markets America Inc.	2.112%	9/16/21	9,175	9,191
BP Capital Markets America Inc.	3.245%	5/6/22	12,917	13,296
BP Capital Markets America Inc.	2.520%	9/19/22	3,300	3,338
BP Capital Markets America Inc.	2.750%	5/10/23	10,124	10,351
BP Capital Markets America Inc.	3.216%	11/28/23	6,700	6,951
BP Capital Markets America Inc.	3.790%	2/6/24	1,000	1,064
BP Capital Markets America Inc.	3.224%	4/14/24	6,075	6,314
BP Capital Markets plc	4.500%	10/1/20	1,000	1,024
BP Capital Markets plc	3.062%	3/17/22	13,105	13,403
BP Capital Markets plc	2.500%	11/6/22	14,750	14,929
BP Capital Markets plc	3.994%	9/26/23	1,100	1,175
Buckeye Partners LP	4.875%	2/1/21	3,000	3,036
Buckeye Partners LP	4.150%	7/1/23	6,481	6,475
Canadian Natural Resources Ltd.	2.950%	1/15/23	8,390	8,504
Canadian Natural Resources Ltd.	3.800%	4/15/24	350	367
Cenovus Energy Inc.	5.700%	10/15/19	5,722	5,729
Cenovus Energy Inc.	3.000%	8/15/22	2,717	2,734
Cenovus Energy Inc.	3.800%	9/15/23	1,740	1,792
Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	5,450	6,261
Chevron Corp.	2.419%	11/17/20	8,702	8,746
Chevron Corp.	2.100%	5/16/21	8,141	8,146
Chevron Corp.	2.498%	3/3/22	3,435	3,488
Chevron Corp.	2.355%	12/5/22	12,810	12,910
Chevron Corp.	2.566%	5/16/23	5,317	5,428

Chevron Corp.	3.191%	6/24/23	9,564	9,976
Chevron Corp.	2.895%	3/3/24	13,334	13,846
Cimarex Energy Co.	4.375%	6/1/24	5,815	6,106
Continental Resources Inc.	4.500%	4/15/23	9,505	9,861
Continental Resources Inc.	3.800%	6/1/24	8,605	8,768
Dominion Energy Gas Holdings LLC	2.800%	11/15/20	4,000	4,025
Dominion Energy Gas Holdings LLC	3.550%	11/1/23	2,741	2,855
Enable Midstream Partners LP	3.900%	5/15/24	4,450	4,536
Enbridge Energy Partners LP	4.375%	10/15/20	6,713	6,848
Enbridge Energy Partners LP	4.200%	9/15/21	4,180	4,311
Enbridge Inc.	2.900%	7/15/22	4,820	4,910
Enbridge Inc.	4.000%	10/1/23	2,167	2,293
Enbridge Inc.	3.500%	6/10/24	3,000	3,130
Encana Corp.	3.900%	11/15/21	4,606	4,717
Energy Transfer Operating LP	4.150%	10/1/20	7,298	7,407
Energy Transfer Operating LP	4.650%	6/1/21	3,045	3,107
Energy Transfer Operating LP	5.200%	2/1/22	5,875	6,188
Energy Transfer Operating LP	3.600%	2/1/23	8,728	8,955
Energy Transfer Operating LP	4.250%	3/15/23	1,575	1,646
Energy Transfer Operating LP	5.875%	1/15/24	7,500	8,333
Energy Transfer Operating LP	4.900%	2/1/24	2,330	2,519
Energy Transfer Operating LP	4.500%	4/15/24	3,620	3,855
Enterprise Products Operating LLC	2.800%	2/15/21	8,350	8,430
Enterprise Products Operating LLC	2.850%	4/15/21	8,585	8,613
Enterprise Products Operating LLC	3.500%	2/1/22	4,450	4,588
Enterprise Products Operating LLC	4.050%	2/15/22	2,732	2,860
Enterprise Products Operating LLC	3.350%	3/15/23	7,590	7,850
Enterprise Products Operating LLC	3.900%	2/15/24	5,600	5,909
3 Enterprise Products Operating LLC	4.875%	8/16/77	1,400	1,334
EOG Resources Inc.	4.100%	2/1/21	8,890	9,125
EOG Resources Inc.	2.625%	3/15/23	7,763	7,903
EQM Midstream Partners LP	4.750%	7/15/23	7,000	7,026
EQM Midstream Partners LP	4.000%	8/1/24	3,000	2,904
EQT Corp.	2.500%	10/1/20	2,402	2,393
EQT Corp.	4.875%	11/15/21	7,075	7,260
EQT Corp.	3.000%	10/1/22	6,205	5,968
Exxon Mobil Corp.	2.222%	3/1/21	6,797	6,832
Exxon Mobil Corp.	2.397%	3/6/22	5,554	5,626
Exxon Mobil Corp.	1.902%	8/16/22	4,830	4,851
Exxon Mobil Corp.	2.726%	3/1/23	14,025	14,419
Exxon Mobil Corp.	2.019%	8/16/24	4,000	4,025
Halliburton Co.	3.250%	11/15/21	2,806	2,861
Halliburton Co.	3.500%	8/1/23	5,500	5,713
Hess Corp.	3.500%	7/15/24	2,000	2,037
Husky Energy Inc.	3.950%	4/15/22	3,600	3,710
Husky Energy Inc.	4.000%	4/15/24	4,870	5,094
Kinder Morgan Energy Partners LP	3.500%	3/1/21	8,660	8,786
Kinder Morgan Energy Partners LP	5.800%	3/1/21	2,575	2,694
Kinder Morgan Energy Partners LP	5.000%	10/1/21	7,509	7,847
Kinder Morgan Energy Partners LP	3.450%	2/15/23	7,132	7,357
Kinder Morgan Energy Partners LP	3.500%	9/1/23	2,685	2,778
Kinder Morgan Energy Partners LP	4.150%	2/1/24	4,475	4,752
Kinder Morgan Energy Partners LP	4.300%	5/1/24	6,426	6,870
Kinder Morgan Energy Partners LP	4.250%	9/1/24	4,000	4,277
Kinder Morgan Inc.	3.150%	1/15/23	3,339	3,415
Marathon Oil Corp.	2.800%	11/1/22	6,422	6,462
Marathon Petroleum Corp.	3.400%	12/15/20	8,269	8,369

Marathon Petroleum Corp.	5.125%	3/1/21	7,404	7,690
Marathon Petroleum Corp.	4.750%	12/15/23	6,675	7,245
Marathon Petroleum Corp.	3.625%	9/15/24	3,656	3,830
4 MPLX LP	3.500%	12/1/22	3,675	3,760
MPLX LP	3.375%	3/15/23	5,103	5,248
MPLX LP	4.500%	7/15/23	7,216	7,693
National Fuel Gas Co.	4.900%	12/1/21	2,125	2,205
National Fuel Gas Co.	3.750%	3/1/23	3,066	3,143
National Oilwell Varco Inc.	2.600%	12/1/22	10,818	10,886
Newfield Exploration Co.	5.750%	1/30/22	5,285	5,629
Noble Energy Inc.	4.150%	12/15/21	8,445	8,725
Occidental Petroleum Corp.	4.100%	2/1/21	9,978	10,167
Occidental Petroleum Corp.	4.850%	3/15/21	4,575	4,718
Occidental Petroleum Corp.	2.600%	8/13/21	10,025	10,090
Occidental Petroleum Corp.	3.125%	2/15/22	6,326	6,419
Occidental Petroleum Corp.	2.600%	4/15/22	2,983	2,998
Occidental Petroleum Corp.	2.700%	8/15/22	10,000	10,086
Occidental Petroleum Corp.	2.700%	2/15/23	4,075	4,093
Occidental Petroleum Corp.	6.950%	7/1/24	4,485	5,253
Occidental Petroleum Corp.	2.900%	8/15/24	7,900	7,943
ONEOK Inc.	4.250%	2/1/22	8,000	8,290
ONEOK Inc.	7.500%	9/1/23	1,615	1,888
ONEOK Inc.	2.750%	9/1/24	1,268	1,273
ONEOK Partners LP	3.375%	10/1/22	3,987	4,083
ONEOK Partners LP	5.000%	9/15/23	3,190	3,454
Phillips 66	4.300%	4/1/22	9,135	9,624
Pioneer Natural Resources Co.	3.450%	1/15/21	4,135	4,190
Pioneer Natural Resources Co.	3.950%	7/15/22	3,815	3,969
Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	5,750	5,899
Plains All American Pipeline LP / PAA
Finance Corp.	3.650%	6/1/22	2,309	2,372
Plains All American Pipeline LP / PAA
Finance Corp.	2.850%	1/31/23	3,850	3,852
Plains All American Pipeline LP / PAA
Finance Corp.	3.850%	10/15/23	3,471	3,590
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.875%	3/1/22	8,219	8,790
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.000%	10/1/22	4,452	4,728
Regency Energy Partners LP / Regency
Energy Finance Corp.	4.500%	11/1/23	4,525	4,791
Sabine Pass Liquefaction LLC	5.625%	2/1/21	2,320	2,397
Sabine Pass Liquefaction LLC	6.250%	3/15/22	6,844	7,357
Sabine Pass Liquefaction LLC	5.625%	4/15/23	9,965	10,824
Sabine Pass Liquefaction LLC	5.750%	5/15/24	12,894	14,361
Schlumberger Investment SA	3.650%	12/1/23	9,300	9,830
Shell International Finance BV	2.250%	11/10/20	10,574	10,615
Shell International Finance BV	1.875%	5/10/21	9,538	9,540
Shell International Finance BV	1.750%	9/12/21	7,950	7,923
Shell International Finance BV	2.375%	8/21/22	9,624	9,750
Shell International Finance BV	2.250%	1/6/23	2,635	2,659
Shell International Finance BV	3.400%	8/12/23	7,504	7,902
Southern Natural Gas Co. LLC / Southern
Natural Issuing Corp.	4.400%	6/15/21	2,100	2,158
Spectra Energy Partners LP	4.750%	3/15/24	6,000	6,542
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	9,060	9,303

Sunoco Logistics Partners Operations LP	3.450%	1/15/23	1,194	1,220
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	1,470	1,548
Total Capital Canada Ltd.	2.750%	7/15/23	11,103	11,408
Total Capital International SA	2.750%	6/19/21	2,775	2,812
Total Capital International SA	2.218%	7/12/21	2,000	2,008
Total Capital International SA	2.875%	2/17/22	6,785	6,938
Total Capital International SA	2.700%	1/25/23	6,375	6,513
Total Capital International SA	3.700%	1/15/24	6,427	6,856
Total Capital International SA	3.750%	4/10/24	5,934	6,355
Total Capital SA	4.125%	1/28/21	2,975	3,057
Total Capital SA	4.250%	12/15/21	6,930	7,262
TransCanada PipeLines Ltd.	3.800%	10/1/20	2,185	2,218
TransCanada PipeLines Ltd.	2.500%	8/1/22	6,200	6,238
TransCanada PipeLines Ltd.	3.750%	10/16/23	11,549	12,157
Western Midstream Operating LP	5.375%	6/1/21	3,282	3,372
Western Midstream Operating LP	4.000%	7/1/22	4,722	4,776
Williams Cos. Inc.	4.125%	11/15/20	2,596	2,635
Williams Cos. Inc.	4.000%	11/15/21	4,995	5,126
Williams Cos. Inc.	3.600%	3/15/22	6,355	6,522
Williams Cos. Inc.	3.350%	8/15/22	7,109	7,261
Williams Cos. Inc.	3.700%	1/15/23	3,278	3,386
Williams Cos. Inc.	4.500%	11/15/23	2,336	2,500
Williams Cos. Inc.	4.300%	3/4/24	7,028	7,461
Williams Cos. Inc.	4.550%	6/24/24	6,957	7,464

Other Industrial (0.0%)
Cintas Corp. No. 2	2.900%	4/1/22	5,100	5,190

Technology (2.3%)
Alphabet Inc.	3.625%	5/19/21	4,572	4,696
Alphabet Inc.	3.375%	2/25/24	5,000	5,330
Altera Corp.	4.100%	11/15/23	3,000	3,256
Amphenol Corp.	3.200%	4/1/24	3,030	3,130
Analog Devices Inc.	2.500%	12/5/21	3,310	3,318
Analog Devices Inc.	2.875%	6/1/23	3,750	3,830
Analog Devices Inc.	3.125%	12/5/23	4,617	4,757
Apple Inc.	2.000%	11/13/20	6,425	6,438
Apple Inc.	2.250%	2/23/21	13,081	13,143
Apple Inc.	2.850%	5/6/21	9,153	9,303
Apple Inc.	1.550%	8/4/21	7,606	7,563
Apple Inc.	2.150%	2/9/22	14,342	14,440
Apple Inc.	2.500%	2/9/22	13,910	14,115
Apple Inc.	2.300%	5/11/22	17,998	18,202
Apple Inc.	2.700%	5/13/22	9,176	9,370
Apple Inc.	2.850%	2/23/23	8,807	9,053
Apple Inc.	2.400%	5/3/23	35,312	35,899
Apple Inc.	3.000%	2/9/24	7,089	7,378
Apple Inc.	3.450%	5/6/24	15,205	16,184
Apple Inc.	2.850%	5/11/24	8,100	8,406
Apple Inc.	1.800%	9/11/24	4,050	4,022
Applied Materials Inc.	2.625%	10/1/20	4,676	4,703
Arrow Electronics Inc.	3.500%	4/1/22	2,575	2,621
Arrow Electronics Inc.	4.500%	3/1/23	1,249	1,313
Arrow Electronics Inc.	3.250%	9/8/24	3,525	3,570
Avnet Inc.	3.750%	12/1/21	4,300	4,383
Avnet Inc.	4.875%	12/1/22	2,825	2,998
Baidu Inc.	2.875%	7/6/22	4,675	4,700

Baidu Inc.	3.500%	11/28/22	5,780	5,928
Baidu Inc.	3.875%	9/29/23	4,500	4,691
Baidu Inc.	4.375%	5/14/24	5,000	5,334
Broadcom Corp. / Broadcom Cayman Finance
Ltd.	2.200%	1/15/21	8,460	8,431
Broadcom Corp. / Broadcom Cayman Finance
Ltd.	3.000%	1/15/22	8,110	8,190
Broadcom Corp. / Broadcom Cayman Finance
Ltd.	2.650%	1/15/23	5,833	5,828
Broadcom Corp. / Broadcom Cayman Finance
Ltd.	3.625%	1/15/24	12,825	13,101
4 Broadcom Inc.	3.125%	4/15/21	10,000	10,093
4 Broadcom Inc.	3.125%	10/15/22	25,000	25,299
CA Inc.	3.600%	8/15/22	3,075	3,132
Cisco Systems Inc.	2.200%	2/28/21	7,134	7,169
Cisco Systems Inc.	2.900%	3/4/21	4,265	4,325
Cisco Systems Inc.	1.850%	9/20/21	11,998	11,985
Cisco Systems Inc.	3.000%	6/15/22	6,524	6,716
Cisco Systems Inc.	2.600%	2/28/23	7,945	8,136
Cisco Systems Inc.	3.625%	3/4/24	6,000	6,437
Corning Inc.	2.900%	5/15/22	4,000	4,084
4 Dell International LLC / EMC Corp.	4.420%	6/15/21	26,688	27,504
4 Dell International LLC / EMC Corp.	5.450%	6/15/23	21,425	23,321
4 Dell International LLC / EMC Corp.	4.000%	7/15/24	6,015	6,293
DXC Technology Co.	4.250%	4/15/24	3,030	3,178
Equifax Inc.	3.600%	8/15/21	2,500	2,550
Equifax Inc.	3.300%	12/15/22	3,605	3,704
Fidelity National Information Services Inc.	3.625%	10/15/20	6,615	6,708
Fidelity National Information Services Inc.	2.250%	8/15/21	5,827	5,829
Fidelity National Information Services Inc.	3.500%	4/15/23	7,582	7,870
Fidelity National Information Services Inc.	3.875%	6/5/24	2,000	2,135
Fiserv Inc.	4.750%	6/15/21	750	781
Fiserv Inc.	3.500%	10/1/22	7,763	8,056
Fiserv Inc.	3.800%	10/1/23	8,300	8,780
Fiserv Inc.	2.750%	7/1/24	12,000	12,211
Flex Ltd.	5.000%	2/15/23	3,613	3,848
Hewlett Packard Enterprise Co.	3.600%	10/15/20	25,014	25,319
Hewlett Packard Enterprise Co.	3.500%	10/5/21	3,600	3,686
Hewlett Packard Enterprise Co.	4.400%	10/15/22	7,881	8,343
Hewlett Packard Enterprise Co.	2.250%	4/1/23	2,500	2,493
HP Inc.	4.375%	9/15/21	11,700	12,172
HP Inc.	4.050%	9/15/22	3,881	4,079
IBM Credit LLC	3.450%	11/30/20	4,975	5,061
IBM Credit LLC	1.800%	1/20/21	8,225	8,204
IBM Credit LLC	2.650%	2/5/21	7,024	7,083
IBM Credit LLC	3.600%	11/30/21	3,875	4,005
IBM Credit LLC	2.200%	9/8/22	5,100	5,118
IBM Credit LLC	3.000%	2/6/23	7,500	7,706
Intel Corp.	1.700%	5/19/21	5,825	5,813
Intel Corp.	3.300%	10/1/21	13,806	14,199
Intel Corp.	2.350%	5/11/22	6,050	6,113
Intel Corp.	3.100%	7/29/22	7,645	7,908
Intel Corp.	2.700%	12/15/22	8,179	8,379
Intel Corp.	2.875%	5/11/24	3,050	3,167
International Business Machines Corp.	2.250%	2/19/21	8,569	8,574
International Business Machines Corp.	2.800%	5/13/21	11,000	11,147
International Business Machines Corp.	2.500%	1/27/22	8,135	8,228

International Business Machines Corp.	2.850%	5/13/22	20,250	20,697
International Business Machines Corp.	1.875%	8/1/22	4,732	4,713
International Business Machines Corp.	2.875%	11/9/22	5,705	5,845
International Business Machines Corp.	3.375%	8/1/23	9,964	10,409
International Business Machines Corp.	3.625%	2/12/24	10,650	11,300
International Business Machines Corp.	3.000%	5/15/24	20,675	21,396
Jabil Inc.	5.625%	12/15/20	3,456	3,575
Juniper Networks Inc.	4.500%	3/15/24	2,970	3,186
KLA Corp.	4.125%	11/1/21	3,375	3,488
Lam Research Corp.	2.800%	6/15/21	5,735	5,803
Marvell Technology Group Ltd.	4.200%	6/22/23	4,000	4,175
Maxim Integrated Products Inc.	3.375%	3/15/23	3,599	3,704
Microchip Technology Inc.	3.922%	6/1/21	4,600	4,698
Microchip Technology Inc.	4.333%	6/1/23	5,000	5,250
Micron Technology Inc.	4.640%	2/6/24	3,900	4,144
Microsoft Corp.	3.000%	10/1/20	7,004	7,083
Microsoft Corp.	2.000%	11/3/20	13,944	13,967
Microsoft Corp.	1.550%	8/8/21	17,610	17,522
Microsoft Corp.	2.400%	2/6/22	13,292	13,484
Microsoft Corp.	2.375%	2/12/22	11,484	11,627
Microsoft Corp.	2.650%	11/3/22	11,333	11,616
Microsoft Corp.	2.125%	11/15/22	3,556	3,596
Microsoft Corp.	2.375%	5/1/23	7,850	7,994
Microsoft Corp.	2.000%	8/8/23	12,585	12,664
Microsoft Corp.	2.875%	2/6/24	15,966	16,659
Motorola Solutions Inc.	3.750%	5/15/22	3,855	3,980
Motorola Solutions Inc.	3.500%	3/1/23	5,031	5,179
NetApp Inc.	3.375%	6/15/21	2,175	2,209
NetApp Inc.	3.300%	9/29/24	2,500	2,542
NVIDIA Corp.	2.200%	9/16/21	7,020	7,029
4 NXP BV / NXP Funding LLC	4.875%	3/1/24	6,500	7,044
Oracle Corp.	1.900%	9/15/21	21,838	21,826
Oracle Corp.	2.500%	5/15/22	19,317	19,536
Oracle Corp.	2.500%	10/15/22	19,231	19,524
Oracle Corp.	3.625%	7/15/23	2,071	2,186
Oracle Corp.	2.400%	9/15/23	21,868	22,141
Oracle Corp.	3.400%	7/8/24	12,825	13,536
PayPal Holdings Inc.	2.200%	9/26/22	6,000	6,014
QUALCOMM Inc.	3.000%	5/20/22	10,518	10,788
QUALCOMM Inc.	2.600%	1/30/23	12,325	12,539
QUALCOMM Inc.	2.900%	5/20/24	6,506	6,684
salesforce.com Inc.	3.250%	4/11/23	7,275	7,590
Seagate HDD Cayman	4.250%	3/1/22	1,606	1,654
Seagate HDD Cayman	4.750%	6/1/23	1,437	1,500
Seagate HDD Cayman	4.875%	3/1/24	2,920	3,051
Texas Instruments Inc.	2.750%	3/12/21	4,943	4,999
Texas Instruments Inc.	1.850%	5/15/22	5,095	5,086
Texas Instruments Inc.	2.625%	5/15/24	1,600	1,641
Total System Services Inc.	3.800%	4/1/21	4,825	4,920
Total System Services Inc.	3.750%	6/1/23	5,120	5,330
Total System Services Inc.	4.000%	6/1/23	5,450	5,725
Trimble Inc.	4.150%	6/15/23	1,950	2,035
Tyco Electronics Group SA	4.875%	1/15/21	5,727	5,913
Tyco Electronics Group SA	3.500%	2/3/22	1,650	1,695
Tyco Electronics Group SA	3.450%	8/1/24	2,000	2,084
Verisk Analytics Inc.	5.800%	5/1/21	3,365	3,546
Verisk Analytics Inc.	4.125%	9/12/22	3,025	3,173

VMware Inc.	2.950%	8/21/22	8,920	9,048
Xilinx Inc.	3.000%	3/15/21	2,190	2,214
Xilinx Inc.	2.950%	6/1/24	5,000	5,132

Transportation (0.4%)
3 American Airlines 2013-2 Class A Pass
Through Trust	4.950%	7/15/24	4,954	5,196
Burlington Northern Santa Fe LLC	3.450%	9/15/21	5,675	5,813
Burlington Northern Santa Fe LLC	3.050%	3/15/22	3,800	3,886
Burlington Northern Santa Fe LLC	3.050%	9/1/22	4,699	4,826
Burlington Northern Santa Fe LLC	3.000%	3/15/23	8,337	8,594
Burlington Northern Santa Fe LLC	3.850%	9/1/23	1,300	1,379
Burlington Northern Santa Fe LLC	3.750%	4/1/24	3,275	3,493
Canadian National Railway Co.	2.850%	12/15/21	2,710	2,746
Canadian Pacific Railway Co.	9.450%	8/1/21	1,200	1,347
3 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	10/19/23	1,683	1,777
3 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	5/10/21	1,973	1,981
3 Continental Airlines 2010-1 Class A Pass
Through Trust	4.750%	7/12/22	985	1,010
3 Continental Airlines 2012-1 Class A Pass
Through Trust	4.150%	10/11/25	4,070	4,275
CSX Corp.	3.700%	10/30/20	2,450	2,495
CSX Corp.	4.250%	6/1/21	3,670	3,790
CSX Corp.	3.700%	11/1/23	1,710	1,806
3 Delta Air Lines 2007-1 Class A Pass Through
Trust	6.821%	2/10/24	2,044	2,251
3 Delta Air Lines 2019-1 Class AA Pass
Through Trust	3.204%	4/25/24	2,900	3,025
Delta Air Lines Inc.	2.600%	12/4/20	2,000	1,996
Delta Air Lines Inc.	3.400%	4/19/21	4,400	4,464
Delta Air Lines Inc.	3.625%	3/15/22	9,000	9,252
Delta Air Lines Inc.	3.800%	4/19/23	5,900	6,117
FedEx Corp.	2.625%	8/1/22	3,895	3,934
Kansas City Southern	3.000%	5/15/23	2,215	2,270
Norfolk Southern Corp.	3.250%	12/1/21	5,418	5,518
Norfolk Southern Corp.	3.000%	4/1/22	5,892	6,014
Norfolk Southern Corp.	2.903%	2/15/23	4,816	4,925
Norfolk Southern Corp.	3.850%	1/15/24	1,886	2,005
3 Northwest Airlines 2007-1 Class A Pass
Through Trust	7.027%	5/1/21	813	816
Ryder System Inc.	3.500%	6/1/21	2,600	2,655
Ryder System Inc.	2.250%	9/1/21	1,910	1,909
Ryder System Inc.	2.800%	3/1/22	1,550	1,569
Ryder System Inc.	3.400%	3/1/23	9,682	10,001
Ryder System Inc.	3.750%	6/9/23	7,020	7,362
Ryder System Inc.	3.650%	3/18/24	500	526
Southwest Airlines Co.	2.650%	11/5/20	1,670	1,678
Southwest Airlines Co.	2.750%	11/16/22	2,400	2,424
Union Pacific Corp.	4.000%	2/1/21	3,225	3,291
Union Pacific Corp.	3.200%	6/8/21	2,800	2,848
Union Pacific Corp.	2.950%	3/1/22	3,550	3,629
Union Pacific Corp.	4.163%	7/15/22	2,092	2,205
Union Pacific Corp.	2.950%	1/15/23	1,375	1,408
Union Pacific Corp.	2.750%	4/15/23	250	255
Union Pacific Corp.	3.500%	6/8/23	1,150	1,203

Union Pacific Corp.	3.646%	2/15/24	1,350	1,425
Union Pacific Corp.	3.150%	3/1/24	3,350	3,471
Union Pacific Corp.	3.750%	3/15/24	1,645	1,742
United Parcel Service Inc.	3.125%	1/15/21	7,354	7,451
United Parcel Service Inc.	2.050%	4/1/21	8,900	8,897
United Parcel Service Inc.	2.350%	5/16/22	6,747	6,823
United Parcel Service Inc.	2.450%	10/1/22	7,390	7,461
United Parcel Service Inc.	2.500%	4/1/23	1,406	1,425
				6,670,527
Utilities (1.1%)
Electric (1.0%)
AEP Texas Inc.	2.400%	10/1/22	2,300	2,315
Alabama Power Co.	2.450%	3/30/22	5,468	5,532
Alabama Power Co.	3.550%	12/1/23	2,200	2,319
Ameren Corp.	2.700%	11/15/20	6,875	6,910
Ameren Corp.	2.500%	9/15/24	125	125
American Electric Power Co. Inc.	2.150%	11/13/20	4,000	4,000
American Electric Power Co. Inc.	3.650%	12/1/21	4,600	4,744
American Electric Power Co. Inc.	2.950%	12/15/22	1,985	2,021
Appalachian Power Co.	4.600%	3/30/21	3,117	3,211
Baltimore Gas & Electric Co.	3.500%	11/15/21	2,150	2,204
Baltimore Gas & Electric Co.	3.350%	7/1/23	2,874	2,991
Berkshire Hathaway Energy Co.	2.375%	1/15/21	1,100	1,104
Berkshire Hathaway Energy Co.	2.800%	1/15/23	3,026	3,091
Berkshire Hathaway Energy Co.	3.750%	11/15/23	5,180	5,470
CenterPoint Energy Houston Electric LLC	1.850%	6/1/21	2,365	2,353
CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	1,131	1,135
CenterPoint Energy Inc.	3.600%	11/1/21	2,075	2,121
CenterPoint Energy Inc.	2.500%	9/1/22	3,750	3,768
CenterPoint Energy Inc.	3.850%	2/1/24	5,125	5,404
CMS Energy Corp.	5.050%	3/15/22	3,915	4,141
Commonwealth Edison Co.	3.400%	9/1/21	2,200	2,247
Consolidated Edison Inc.	2.000%	5/15/21	4,281	4,270
Consumers Energy Co.	2.850%	5/15/22	1,400	1,430
Consumers Energy Co.	3.375%	8/15/23	2,425	2,542
Delmarva Power & Light Co.	3.500%	11/15/23	3,675	3,869
Dominion Energy Inc.	2.715%	8/15/21	2,940	2,959
Dominion Energy Inc.	2.750%	1/15/22	2,700	2,731
Dominion Energy Inc.	2.750%	9/15/22	5,178	5,244
DTE Electric Co.	3.450%	10/1/20	2,240	2,262
DTE Electric Co.	3.650%	3/15/24	2,434	2,578
DTE Energy Co.	2.600%	6/15/22	1,500	1,512
DTE Energy Co.	3.300%	6/15/22	2,935	3,005
DTE Energy Co.	3.700%	8/1/23	4,750	4,981
DTE Energy Co.	3.850%	12/1/23	2,250	2,369
DTE Energy Co.	3.500%	6/1/24	4,033	4,201
Duke Energy Carolinas LLC	3.900%	6/15/21	3,112	3,194
Duke Energy Carolinas LLC	3.350%	5/15/22	2,950	3,050
Duke Energy Carolinas LLC	2.500%	3/15/23	1,751	1,778
Duke Energy Carolinas LLC	3.050%	3/15/23	5,175	5,346
Duke Energy Corp.	1.800%	9/1/21	4,905	4,875
Duke Energy Corp.	3.550%	9/15/21	2,350	2,403
Duke Energy Corp.	2.400%	8/15/22	2,700	2,721
Duke Energy Corp.	3.050%	8/15/22	3,446	3,520
Duke Energy Corp.	3.950%	10/15/23	3,612	3,824
Duke Energy Corp.	3.750%	4/15/24	5,127	5,430
Duke Energy Florida LLC	3.100%	8/15/21	4,993	5,068

Duke Energy Ohio Inc.	3.800%	9/1/23	3,195	3,384
Duke Energy Progress LLC	3.000%	9/15/21	3,355	3,414
Duke Energy Progress LLC	2.800%	5/15/22	3,026	3,082
Duke Energy Progress LLC	3.375%	9/1/23	2,000	2,090
Edison International	2.400%	9/15/22	3,925	3,883
Edison International	2.950%	3/15/23	2,911	2,913
Emera US Finance LP	2.700%	6/15/21	7,716	7,758
Entergy Arkansas Inc.	3.750%	2/15/21	2,715	2,759
Entergy Arkansas Inc.	3.700%	6/1/24	3,275	3,489
Entergy Corp.	4.000%	7/15/22	5,307	5,529
Entergy Louisiana LLC	4.050%	9/1/23	2,300	2,456
Evergy Inc.	2.450%	9/15/24	4,130	4,123
Eversource Energy	2.500%	3/15/21	4,100	4,115
Eversource Energy	2.750%	3/15/22	3,626	3,667
Eversource Energy	3.800%	12/1/23	9,662	10,185
Exelon Corp.	5.150%	12/1/20	2,674	2,741
Exelon Corp.	2.450%	4/15/21	3,998	4,011
Exelon Corp.	3.497%	6/1/22	6,196	6,356
Exelon Generation Co. LLC	4.000%	10/1/20	8,267	8,362
Exelon Generation Co. LLC	3.400%	3/15/22	3,250	3,332
Exelon Generation Co. LLC	4.250%	6/15/22	4,386	4,584
FirstEnergy Corp.	2.850%	7/15/22	3,603	3,649
FirstEnergy Corp.	4.250%	3/15/23	5,799	6,120
Florida Power & Light Co.	2.750%	6/1/23	4,320	4,419
Florida Power & Light Co.	3.250%	6/1/24	2,700	2,833
Fortis Inc.	2.100%	10/4/21	8,575	8,548
Georgia Power Co.	2.400%	4/1/21	6,450	6,469
Georgia Power Co.	2.850%	5/15/22	1,100	1,118
Georgia Power Co.	2.200%	9/15/24	4,215	4,167
Great Plains Energy Inc.	4.850%	6/1/21	3,175	3,282
ITC Holdings Corp.	2.700%	11/15/22	6,767	6,836
Kansas City Power & Light Co.	3.150%	3/15/23	1,740	1,795
LG&E & KU Energy LLC	3.750%	11/15/20	6,771	6,855
National Rural Utilities Cooperative Finance
Corp.	2.300%	11/1/20	4,828	4,839
National Rural Utilities Cooperative Finance
Corp.	2.900%	3/15/21	4,750	4,809
National Rural Utilities Cooperative Finance
Corp.	3.050%	2/15/22	7,844	8,013
National Rural Utilities Cooperative Finance
Corp.	2.400%	4/25/22	471	475
National Rural Utilities Cooperative Finance
Corp.	2.700%	2/15/23	2,608	2,656
National Rural Utilities Cooperative Finance
Corp.	3.400%	11/15/23	2,372	2,477
National Rural Utilities Cooperative Finance
Corp.	2.950%	2/7/24	5,730	5,905
NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	3,440	3,546
NextEra Energy Capital Holdings Inc.	2.403%	9/1/21	8,000	8,045
NextEra Energy Capital Holdings Inc.	2.900%	4/1/22	5,604	5,706
NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	4,780	4,859
NextEra Energy Capital Holdings Inc.	3.150%	4/1/24	2,800	2,891
Northern States Power Co.	2.600%	5/15/23	1,800	1,828
Oncor Electric Delivery Co. LLC	4.100%	6/1/22	1,525	1,597
4 Oncor Electric Delivery Co. LLC	2.750%	6/1/24	4,850	4,949
PacifiCorp	3.850%	6/15/21	2,710	2,781
PacifiCorp	2.950%	2/1/22	4,619	4,706

PacifiCorp	3.600%	4/1/24	2,700	2,853
PECO Energy Co.	1.700%	9/15/21	2,045	2,032
Pinnacle West Capital Corp.	2.250%	11/30/20	2,800	2,797
PNM Resources Inc.	3.250%	3/9/21	2,200	2,225
PPL Capital Funding Inc.	4.200%	6/15/22	2,650	2,766
PPL Capital Funding Inc.	3.400%	6/1/23	7,199	7,408
Progress Energy Inc.	4.400%	1/15/21	2,422	2,476
Progress Energy Inc.	3.150%	4/1/22	1,000	1,019
PSEG Power LLC	3.000%	6/15/21	2,000	2,020
PSEG Power LLC	3.850%	6/1/23	5,670	5,996
Public Service Co. of Colorado	3.200%	11/15/20	2,300	2,314
Public Service Electric & Gas Co.	1.900%	3/15/21	2,931	2,927
Public Service Electric & Gas Co.	2.375%	5/15/23	4,000	4,041
Public Service Enterprise Group Inc.	2.650%	11/15/22	4,300	4,354
Public Service Enterprise Group Inc.	2.875%	6/15/24	2,550	2,617
Puget Energy Inc.	6.500%	12/15/20	4,075	4,264
Puget Energy Inc.	6.000%	9/1/21	3,609	3,835
Puget Energy Inc.	5.625%	7/15/22	3,315	3,544
San Diego Gas & Electric Co.	3.000%	8/15/21	3,147	3,191
San Diego Gas & Electric Co.	3.600%	9/1/23	1,248	1,309
Southern California Edison Co.	2.900%	3/1/21	2,175	2,198
Southern California Edison Co.	3.875%	6/1/21	1,790	1,831
3 Southern California Edison Co.	1.845%	2/1/22	1,448	1,425
Southern California Edison Co.	2.400%	2/1/22	1,200	1,204
Southern California Edison Co.	3.400%	6/1/23	2,500	2,588
Southern California Edison Co.	3.500%	10/1/23	2,534	2,643
Southern Co.	2.350%	7/1/21	4,559	4,571
Southern Co.	2.950%	7/1/23	2,600	2,648
3 Southern Co.	5.500%	3/15/57	2,150	2,236
Southern Power Co.	2.500%	12/15/21	3,500	3,496
Southwestern Public Service Co.	3.300%	6/15/24	3,078	3,205
Union Electric Co.	3.500%	4/15/24	2,500	2,639
Virginia Electric & Power Co.	2.950%	1/15/22	6,395	6,493
Virginia Electric & Power Co.	2.750%	3/15/23	5,445	5,548
WEC Energy Group Inc.	3.375%	6/15/21	3,725	3,804
Wisconsin Electric Power Co.	2.950%	9/15/21	1,075	1,091
Wisconsin Public Service Corp.	3.350%	11/21/21	3,950	4,060
Xcel Energy Inc.	2.400%	3/15/21	5,450	5,464
Xcel Energy Inc.	2.600%	3/15/22	2,075	2,091

Natural Gas (0.1%)
CenterPoint Energy Resources Corp.	4.500%	1/15/21	2,726	2,790
CenterPoint Energy Resources Corp.	3.550%	4/1/23	2,375	2,462
NiSource Inc.	2.650%	11/17/22	2,775	2,807
NiSource Inc.	3.650%	6/15/23	2,750	2,866
ONE Gas Inc.	3.610%	2/1/24	1,895	1,993
Sempra Energy	2.850%	11/15/20	3,238	3,258
Sempra Energy	2.875%	10/1/22	3,491	3,536
Sempra Energy	2.900%	2/1/23	4,125	4,194
Sempra Energy	4.050%	12/1/23	3,281	3,479
Southern Co. Gas Capital Corp.	3.500%	9/15/21	2,327	2,377
Southern Co. Gas wCapital Corp.	2.450%	10/1/23	3,950	3,966

Other Utility (0.0%)
American Water Capital Corp.	3.850%	3/1/24	3,525	3,741
				531,466
Total Corporate Bonds (Cost $12,157,387)				12,400,079
Sovereign Bonds (6.7%)
African Development Bank	2.625%	3/22/21	17,155	17,363
African Development Bank	1.250%	7/26/21	9,284	9,205
African Development Bank	2.375%	9/23/21	12,035	12,186
African Development Bank	1.625%	9/16/22	4,000	4,005
African Development Bank	2.125%	11/16/22	17,675	17,929
African Development Bank	3.000%	9/20/23	8,100	8,521
Asian Development Bank	2.875%	11/27/20	10,300	10,417
Asian Development Bank	2.250%	1/20/21	8,700	8,746
Asian Development Bank	1.625%	3/16/21	23,600	23,545
Asian Development Bank	1.750%	6/8/21	21,705	21,709
Asian Development Bank	2.125%	11/24/21	7,400	7,466
Asian Development Bank	2.000%	2/16/22	26,005	26,211
Asian Development Bank	1.875%	2/18/22	25,720	25,850
Asian Development Bank	1.875%	7/19/22	2,500	2,517
Asian Development Bank	1.875%	8/10/22	11,535	11,614
Asian Development Bank	1.750%	9/13/22	31,850	31,960
Asian Development Bank	2.750%	3/17/23	13,810	14,328
Asian Development Bank	2.625%	1/30/24	6,300	6,565
Asian Infrastructure Investment Bank	2.250%	5/16/24	2,500	2,567
Canada	2.625%	1/25/22	19,200	19,650
Canada	2.000%	11/15/22	19,865	20,108
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	6,943	7,051
CNOOC Finance 2015 USA LLC	3.750%	5/2/23	200	208
CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	12,115	12,981
Corp. Andina de Fomento	2.125%	9/27/21	6,610	6,577
Corp. Andina de Fomento	3.250%	2/11/22	8,000	8,152
Corp. Andina de Fomento	4.375%	6/15/22	6,501	6,828
Corp. Andina de Fomento	2.750%	1/6/23	7,750	7,825
Corp. Andina de Fomento	3.750%	11/23/23	7,015	7,318
Council Of Europe Development Bank	1.625%	3/16/21	4,000	3,992
Council Of Europe Development Bank	1.750%	9/26/22	6,180	6,203
Council Of Europe Development Bank	2.625%	2/13/23	9,762	10,072
Ecopetrol SA	5.875%	9/18/23	12,515	13,923
Equinor ASA	2.900%	11/8/20	8,729	8,813
Equinor ASA	2.750%	11/10/21	3,000	3,042
Equinor ASA	3.150%	1/23/22	14,834	15,230
Equinor ASA	2.450%	1/17/23	6,775	6,881
Equinor ASA	2.650%	1/15/24	9,375	9,618
Equinor ASA	3.700%	3/1/24	2,658	2,843
European Bank for Reconstruction &
Development	2.000%	2/1/21	8,542	8,563
European Bank for Reconstruction &
Development	2.750%	4/26/21	4,800	4,872
European Bank for Reconstruction &
Development	1.875%	7/15/21	14,600	14,638
European Bank for Reconstruction &
Development	1.500%	11/2/21	4,504	4,486
European Bank for Reconstruction &
Development	1.875%	2/23/22	9,561	9,609
European Bank for Reconstruction &
Development	2.750%	3/7/23	14,520	15,061

European Investment Bank	1.625%	12/15/20	29,715	29,637
European Investment Bank	4.000%	2/16/21	14,595	15,033
European Investment Bank	2.000%	3/15/21	38,792	38,926
European Investment Bank	2.500%	4/15/21	22,235	22,491
European Investment Bank	2.375%	5/13/21	23,790	24,038
European Investment Bank	1.625%	6/15/21	33,334	33,293
European Investment Bank	1.375%	9/15/21	22,735	22,608
European Investment Bank	2.125%	10/15/21	23,670	23,890
European Investment Bank	2.875%	12/15/21	24,620	25,271
European Investment Bank	2.250%	3/15/22	31,300	31,773
European Investment Bank	2.625%	5/20/22	5,000	5,129
European Investment Bank	2.375%	6/15/22	17,110	17,455
European Investment Bank	2.250%	8/15/22	20,240	20,608
European Investment Bank	1.375%	9/6/22	18,200	18,083
European Investment Bank	2.000%	12/15/22	21,825	22,096
European Investment Bank	2.500%	3/15/23	35,544	36,615
European Investment Bank	2.875%	8/15/23	23,465	24,583
European Investment Bank	3.125%	12/14/23	21,924	23,271
European Investment Bank	3.250%	1/29/24	31,285	33,426
European Investment Bank	2.625%	3/15/24	15,540	16,218
European Investment Bank	2.250%	6/24/24	3,500	3,601
Export Development Canada	2.000%	11/30/20	15,165	15,188
Export Development Canada	1.500%	5/26/21	6,450	6,429
Export Development Canada	1.375%	10/21/21	8,250	8,195
Export Development Canada	1.750%	7/18/22	6,200	6,215
Export Development Canada	2.500%	1/24/23	6,000	6,164
Export Development Canada	2.750%	3/15/23	9,000	9,336
Export Development Canada	2.625%	2/21/24	4,500	4,693
Export-Import Bank of Korea	2.625%	12/30/20	6,550	6,577
Export-Import Bank of Korea	4.000%	1/29/21	12,984	13,296
Export-Import Bank of Korea	2.125%	2/11/21	6,850	6,841
Export-Import Bank of Korea	2.500%	5/10/21	4,000	4,021
Export-Import Bank of Korea	4.375%	9/15/21	7,320	7,634
Export-Import Bank of Korea	1.875%	10/21/21	1,850	1,839
Export-Import Bank of Korea	5.000%	4/11/22	7,550	8,074
Export-Import Bank of Korea	3.000%	11/1/22	7,885	8,079
Export-Import Bank of Korea	3.625%	11/27/23	2,620	2,777
Export-Import Bank of Korea	4.000%	1/14/24	5,100	5,496
FMS Wertmanagement AoeR	1.375%	6/8/21	3,850	3,824
FMS Wertmanagement AoeR	2.000%	8/1/22	20,035	20,217
FMS Wertmanagement AoeR	2.750%	3/6/23	10,450	10,828
Hydro-Quebec	9.400%	2/1/21	2,225	2,435
Hydro-Quebec	8.400%	1/15/22	5,825	6,660
Hydro-Quebec	8.050%	7/7/24	5,150	6,534
Industrial & Commercial Bank of China Ltd.	2.635%	5/26/21	5,850	5,859
Industrial & Commercial Bank of China Ltd.	2.452%	10/20/21	3,000	2,994
Industrial & Commercial Bank of China Ltd.	2.957%	11/8/22	5,500	5,566
Inter-American Development Bank	2.125%	11/9/20	21,335	21,407
Inter-American Development Bank	1.875%	3/15/21	14,606	14,628
Inter-American Development Bank	2.625%	4/19/21	30,613	31,016
Inter-American Development Bank	1.875%	7/23/21	4,200	4,213
Inter-American Development Bank	1.250%	9/14/21	1,500	1,487
Inter-American Development Bank	2.125%	1/18/22	24,600	24,858
Inter-American Development Bank	1.750%	4/14/22	14,030	14,072
Inter-American Development Bank	1.750%	9/14/22	16,300	16,361
Inter-American Development Bank	3.000%	9/26/22	6,000	6,240
Inter-American Development Bank	2.500%	1/18/23	25,118	25,824

Inter-American Development Bank	3.000%	10/4/23	9,980	10,514
Inter-American Development Bank	2.625%	1/16/24	9,650	10,056
Inter-American Development Bank	3.000%	2/21/24	24,850	26,312
International Bank for Reconstruction &
Development	2.000%	10/30/20	1,000	1,000
International Bank for Reconstruction &
Development	2.125%	11/1/20	17,275	17,324
International Bank for Reconstruction &
Development	1.625%	3/9/21	18,223	18,192
International Bank for Reconstruction &
Development	1.375%	5/24/21	28,880	28,721
International Bank for Reconstruction &
Development	2.250%	6/24/21	23,210	23,427
International Bank for Reconstruction &
Development	2.750%	7/23/21	50,659	51,613
International Bank for Reconstruction &
Development	1.375%	9/20/21	34,940	34,737
International Bank for Reconstruction &
Development	2.125%	12/13/21	8,065	8,144
International Bank for Reconstruction &
Development	2.000%	1/26/22	30,840	31,093
International Bank for Reconstruction &
Development	1.625%	2/10/22	14,925	14,921
International Bank for Reconstruction &
Development	2.125%	7/1/22	33,650	34,123
International Bank for Reconstruction &
Development	1.875%	10/7/22	3,894	3,924
International Bank for Reconstruction &
Development	7.625%	1/19/23	9,857	11,732
International Bank for Reconstruction &
Development	1.750%	4/19/23	6,375	6,408
International Bank for Reconstruction &
Development	1.875%	6/19/23	43,000	43,440
International Bank for Reconstruction &
Development	3.000%	9/27/23	32,100	33,855
International Bank for Reconstruction &
Development	2.500%	3/19/24	8,800	9,142
International Bank for Reconstruction &
Development	1.500%	8/28/24	21,650	21,542
International Finance Corp.	2.250%	1/25/21	9,025	9,077
International Finance Corp.	1.125%	7/20/21	5,540	5,482
International Finance Corp.	2.875%	7/31/23	10,500	10,987
5 Japan Bank for International Cooperation	2.125%	11/16/20	16,686	16,710
5 Japan Bank for International Cooperation	3.125%	7/20/21	5,150	5,262
5 Japan Bank for International Cooperation	1.500%	7/21/21	7,200	7,151
5 Japan Bank for International Cooperation	2.000%	11/4/21	13,475	13,497
5 Japan Bank for International Cooperation	2.500%	6/1/22	6,305	6,406
5 Japan Bank for International Cooperation	2.375%	7/21/22	9,300	9,425
5 Japan Bank for International Cooperation	2.375%	11/16/22	11,410	11,579
5 Japan Bank for International Cooperation	3.250%	7/20/23	15,125	15,859
5 Japan Bank for International Cooperation	3.375%	7/31/23	1,475	1,553
5 Japan Bank for International Cooperation	3.375%	10/31/23	10,000	10,565
5 Japan Bank for International Cooperation	2.500%	5/23/24	5,000	5,131
5 Japan Bank for International Cooperation	3.000%	5/29/24	10,865	11,387
6 KFW	2.750%	9/8/20	25	25
6 KFW	2.750%	10/1/20	14,150	14,272
6 KFW	1.875%	11/30/20	2,625	2,625

6 KFW	1.875%	12/15/20	12,175	12,178
6 KFW	1.625%	3/15/21	24,775	24,717
6 KFW	2.375%	3/24/21	25,000	25,228
6 KFW	2.625%	4/12/21	32,200	32,609
6 KFW	1.500%	6/15/21	28,700	28,586
6 KFW	2.375%	8/25/21	19,500	19,738
6 KFW	1.750%	9/15/21	20,500	20,517
6 KFW	2.000%	11/30/21	26,115	26,287
6 KFW	3.125%	12/15/21	38,095	39,298
6 KFW	2.625%	1/25/22	12,955	13,241
6 KFW	2.500%	2/15/22	20,090	20,481
6 KFW	2.125%	3/7/22	33,160	33,558
6 KFW	2.125%	6/15/22	11,930	12,089
6 KFW	1.750%	8/22/22	5,200	5,219
6 KFW	2.000%	10/4/22	30,540	30,879
6 KFW	2.375%	12/29/22	14,346	14,691
6 KFW	2.125%	1/17/23	32,980	33,512
6 KFW	2.625%	2/28/24	15,700	16,371
6 KFW	1.375%	8/5/24	22,000	21,744
Korea Development Bank	2.500%	1/13/21	9,940	9,993
Korea Development Bank	4.625%	11/16/21	7,730	8,117
Korea Development Bank	2.625%	2/27/22	3,008	3,044
Korea Development Bank	3.000%	3/19/22	2,500	2,552
Korea Development Bank	3.000%	9/14/22	3,060	3,136
Korea Development Bank	3.375%	3/12/23	2,000	2,085
Korea Development Bank	2.750%	3/19/23	4,700	4,804
Korea Development Bank	3.750%	1/22/24	4,250	4,536
Korea Development Bank	3.250%	2/19/24	1,500	1,571
Korea Development Bank	2.125%	10/1/24	3,000	3,008
6 Landwirtschaftliche Rentenbank	1.750%	9/24/21	3,500	3,501
6 Landwirtschaftliche Rentenbank	2.250%	10/1/21	6,690	6,760
6 Landwirtschaftliche Rentenbank	2.000%	12/6/21	12,730	12,815
6 Landwirtschaftliche Rentenbank	3.125%	11/14/23	6,842	7,243
Nordic Investment Bank	1.625%	11/20/20	5,400	5,385
Nordic Investment Bank	2.250%	2/1/21	9,520	9,574
Nordic Investment Bank	1.250%	8/2/21	7,850	7,784
Nordic Investment Bank	2.250%	9/30/21	3,550	3,587
Nordic Investment Bank	2.125%	2/1/22	9,380	9,478
Nordic Investment Bank	2.875%	7/19/23	4,500	4,701
Nordic Investment Bank	2.250%	5/21/24	200	205
North American Development Bank	2.400%	10/26/22	2,500	2,516
7 Oesterreichische Kontrollbank AG	1.500%	10/21/20	8,230	8,190
7 Oesterreichische Kontrollbank AG	1.875%	1/20/21	8,600	8,592
7 Oesterreichische Kontrollbank AG	2.875%	9/7/21	7,300	7,458
7 Oesterreichische Kontrollbank AG	2.375%	10/1/21	1,800	1,823
7 Oesterreichische Kontrollbank AG	2.625%	1/31/22	3,225	3,292
7 Oesterreichische Kontrollbank AG	1.625%	9/17/22	2,315	2,313
7 Oesterreichische Kontrollbank AG	2.875%	3/13/23	6,865	7,137
7 Oesterreichische Kontrollbank AG	3.125%	11/7/23	5,250	5,546
3 Oriental Republic of Uruguay	8.000%	11/18/22	3,900	4,402
3 Oriental Republic of Uruguay	4.500%	8/14/24	4,051	4,377
Petroleos Mexicanos	5.500%	1/21/21	7,220	7,463
Petroleos Mexicanos	6.375%	2/4/21	5,180	5,404
Petroleos Mexicanos	4.875%	1/24/22	16,287	16,928
Petroleos Mexicanos	5.375%	3/13/22	9,130	9,621
Petroleos Mexicanos	3.500%	1/30/23	16,855	16,815
Petroleos Mexicanos	4.625%	9/21/23	10,000	10,299

Petroleos Mexicanos	4.875%	1/18/24	9,550	9,793
3 Petroleos Mexicanos	2.290%	2/15/24	855	861
Province of Alberta	2.200%	7/26/22	10,610	10,739
Province of Alberta	3.350%	11/1/23	10,925	11,612
Province of Alberta	2.950%	1/23/24	11,500	12,062
Province of British Columbia	2.650%	9/22/21	5,058	5,144
Province of British Columbia	2.000%	10/23/22	5,441	5,488
Province of British Columbia	1.750%	9/27/24	5,500	5,494
Province of Manitoba	2.050%	11/30/20	9,700	9,715
Province of Manitoba	2.125%	5/4/22	2,150	2,171
Province of Manitoba	2.100%	9/6/22	3,475	3,509
Province of Manitoba	2.600%	4/16/24	6,400	6,635
Province of Manitoba	3.050%	5/14/24	7,140	7,542
Province of New Brunswick	2.500%	12/12/22	4,000	4,075
Province of Ontario	2.550%	2/12/21	30,280	30,551
Province of Ontario	2.500%	9/10/21	16,785	17,005
Province of Ontario	2.400%	2/8/22	12,810	12,996
Province of Ontario	2.550%	4/25/22	11,000	11,214
Province of Ontario	2.250%	5/18/22	20,295	20,567
Province of Ontario	2.450%	6/29/22	13,150	13,393
Province of Ontario	2.200%	10/3/22	3,383	3,425
Province of Ontario	3.400%	10/17/23	20,000	21,276
Province of Ontario	3.050%	1/29/24	8,100	8,538
Province of Ontario	3.200%	5/16/24	8,400	8,926
Province of Quebec	2.750%	8/25/21	17,965	18,292
Province of Quebec	2.375%	1/31/22	20,960	21,268
Province of Quebec	2.625%	2/13/23	1,625	1,671
Province of Quebec	2.500%	4/9/24	10,700	11,063
Province of Saskatchewan	8.500%	7/15/22	1,848	2,169
Republic of Chile	3.250%	9/14/21	8,209	8,394
Republic of Chile	2.250%	10/30/22	2,360	2,369
Republic of Colombia	4.375%	7/12/21	20,491	21,208
Republic of Colombia	4.000%	2/26/24	16,925	17,835
Republic of Colombia	8.125%	5/21/24	6,140	7,591
Republic of Hungary	6.375%	3/29/21	22,571	23,950
Republic of Hungary	5.375%	2/21/23	11,655	12,806
Republic of Hungary	5.750%	11/22/23	8,375	9,495
Republic of Hungary	5.375%	3/25/24	14,366	16,216
Republic of Indonesia	2.950%	1/11/23	7,620	7,715
Republic of Indonesia	4.450%	2/11/24	1,800	1,933
Republic of Italy	6.875%	9/27/23	23,322	26,943
Republic of Korea	3.875%	9/11/23	8,700	9,331
3 Republic of Panama	4.000%	9/22/24	9,813	10,475
Republic of Poland	5.125%	4/21/21	13,515	14,174
Republic of Poland	5.000%	3/23/22	9,006	9,659
Republic of Poland	3.000%	3/17/23	13,614	14,057
Republic of Poland	4.000%	1/22/24	9,827	10,638
Republic of the Philippines	4.000%	1/15/21	8,477	8,668
Republic of the Philippines	4.200%	1/21/24	6,880	7,456
State of Israel	4.000%	6/30/22	9,575	10,089
State of Israel	3.150%	6/30/23	6,800	7,087
Svensk Exportkredit AB	2.750%	10/7/20	12,850	12,952
Svensk Exportkredit AB	1.750%	3/10/21	8,400	8,390
Svensk Exportkredit AB	2.375%	4/9/21	1,300	1,310
Svensk Exportkredit AB	2.875%	5/22/21	6,700	6,813
Svensk Exportkredit AB	1.625%	9/12/21	2,500	2,493
Svensk Exportkredit AB	3.125%	11/8/21	5,950	6,116

Svensk Exportkredit AB	2.375%	3/9/22	5,900	5,989
Svensk Exportkredit AB	2.000%	8/30/22	6,900	6,955
Svensk Exportkredit AB	2.875%	3/14/23	7,300	7,589
Syngenta Finance NV	3.125%	3/28/22	3,615	3,634
United Mexican States	3.625%	3/15/22	17,591	18,144
United Mexican States	4.000%	10/2/23	19,235	20,274
Total Sovereign Bonds (Cost $3,192,394)				3,251,323
Taxable Municipal Bonds (0.1%)
California Department of Water Resources
Power Supply Revenue	2.000%	5/1/22	2,195	2,208
California GO	2.800%	4/1/21	3,150	3,196
California GO	5.700%	11/1/21	5,330	5,744
California GO	2.367%	4/1/22	1,080	1,093
Florida Board of Administration Finance Corp.
Revenue	2.638%	7/1/21	4,500	4,553
Illinois GO	4.950%	6/1/23	7,889	8,258
Massachusetts GO	4.200%	12/1/21	2,500	2,585
8 New Jersey Economic Development Authority
Lease Revenue	0.000%	2/15/22	5,000	4,747
New York State Urban Development Corp.
Revenue	2.100%	3/15/22	970	972
Oregon GO	5.762%	6/1/23	1,319	1,434
Utah GO	4.554%	7/1/24	9,895	10,535
Total Taxable Municipal Bonds (Cost $44,745)				45,325

			Shares
Temporary Cash Investments (0.9%)
Money Market Fund (0.9%)
9 Vanguard Market Liquidity Fund
(Cost $420,783)	2.098%		4,207,439	420,786
Total Investments (100.3%) (Cost $47,537,702)				48,264,780
Other Asset and Liabilities-Net (-0.3%)				(154,514)
Net Assets (100%)				48,110,266

1 U.S. government-guaranteed.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, the aggregate value of these securities was $229,694,000, representing 0.5% of net assets.
5 Guaranteed by the Government of Japan.
6 Guaranteed by the Federal Republic of Germany.
7 Guaranteed by the Republic of Austria.
8 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
9 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

Short-Term Bond Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange
(generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-
adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments as of September 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	32,147,267	—
Corporate Bonds	—	12,400,079	—
Sovereign Bonds	—	3,251,323	—
Taxable Municipal Bonds	—	45,325	—
Temporary Cash Investments	420,786	—	—
Total	420,786	47,843,994	—